                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-7820
                                  ----------------------------------------------

                   AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                  64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:   816-531-5575
                                                   -----------------------------

Date of fiscal year end:  03-31
                        --------------------------------------------------------

Date of reporting period:  12-31-2006
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
EQUITY INCOME FUND
DECEMBER 31, 2006

[american century investments logo and text logo]

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 74.6%
AEROSPACE & DEFENSE - 1.1%
         1,611,345  Honeywell International Inc.                  $   72,897,248
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.8%
           655,906  United Parcel Service, Inc. Cl B                  49,179,832
                                                                 ---------------
BEVERAGES - 1.5%
         1,996,600  Coca-Cola Company (The)                           96,335,950
                                                                 ---------------
CHEMICALS - 2.2%
           179,400  Air Products & Chemicals, Inc.                    12,608,232
         1,300,900  du Pont (E.I.) de Nemours & Co.                   63,366,839
           194,900  International Flavors &
                    Fragrances Inc.                                    9,581,284
         1,296,000  Olin Corp.                                        21,409,920
           732,100  Rohm and Haas Co.                                 37,424,952
                                                                 ---------------
                                                                     144,391,227
                                                                 ---------------
COMMERCIAL BANKS - 7.2%
         1,019,600  Associated Banc-Corp.                             35,563,648
         3,111,569  Commerce Bancshares, Inc.                        150,631,060
         2,487,717  Fifth Third Bancorp                              101,822,257
         1,463,100  SunTrust Banks, Inc.                             123,558,795
         1,349,000  U.S. Bancorp                                      48,820,310
                                                                 ---------------
                                                                     460,396,070
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.8%
         1,739,000  Pitney Bowes, Inc.                                80,324,410
         2,005,574  Republic Services, Inc. Cl A                      81,566,694
           452,845  Waste Management, Inc.                            16,651,111
                                                                 ---------------
                                                                     178,542,215
                                                                 ---------------
CONTAINERS & PACKAGING - 0.4%
           807,700  Bemis Co., Inc.                                   27,445,646
                                                                 ---------------
DISTRIBUTORS - 1.2%
         1,634,900  Genuine Parts Company                             77,543,307
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 3.4%
         4,117,100  Bank of America Corp.                            219,811,969
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 6.2%
         6,745,800  AT&T Inc.                                        241,162,350

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
         4,262,100  BCE Inc.                                         115,076,700
           612,051  Commonwealth Telephone
                    Enterprises, Inc.                                 25,620,455
           739,480  Iowa Telecommunications
                    Services Inc.                                     14,575,151
            86,200  Verizon Communications Inc.                        3,210,088
                                                                 ---------------
                                                                     399,644,744
                                                                 ---------------
ELECTRIC UTILITIES - 4.1%
            32,678  IDACORP, Inc.                                      1,263,005
         1,013,700  Portland General Electric Co.                     27,623,325
         3,476,800  Southern Co.                                     128,154,848
         4,030,749  Westar Energy Inc.(1)                            104,638,244
                                                                 ---------------
                                                                     261,679,422
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.6%
           827,600  Emerson Electric Co.                              36,472,332
         1,474,012  Hubbell Inc. Cl B                                 66,640,083
                                                                 ---------------
                                                                     103,112,415
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.8%
         1,059,716  Wal-Mart Stores, Inc.                             48,937,685
                                                                 ---------------
FOOD PRODUCTS - 3.1%
         3,208,200  H.J. Heinz Co.                                   144,401,082
           830,730  Kraft Foods Inc. Cl A                             29,657,061
           797,800  Unilever plc ORDS                                 22,314,654
                                                                 ---------------
                                                                     196,372,797
                                                                 ---------------
GAS UTILITIES - 2.2%
           536,991  Cascade Natural Gas Corp.(1)                      13,918,807
           644,000  NICOR Inc.                                        30,139,200
           745,485  Piedmont Natural Gas Co., Inc.                    19,941,724
         2,427,900  WGL Holdings Inc.(1)                              79,100,981
                                                                 ---------------
                                                                     143,100,712
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.9%
         1,920,400  Colgate-Palmolive Co.                            125,286,896
           875,600  Kimberly-Clark Corp.                              59,497,020
                                                                 ---------------
                                                                     184,783,916
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 4.8%
         8,237,200  General Electric Co.(2)                          306,506,212
                                                                 ---------------

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
INSURANCE - 2.1%
           365,500  Allstate Corp.                                    23,797,705
           517,900  American International Group, Inc.                37,112,714
         1,149,700  Gallagher (Arthur J.) & Co.                       33,973,635
           188,088  Hartford Financial Services
                    Group Inc. (The)                                  17,550,491
           629,336  Marsh & McLennan
                    Companies, Inc.                                   19,295,442
                                                                 ---------------
                                                                     131,729,987
                                                                 ---------------
IT SERVICES(3)
            26,700  International Business
                    Machines Corp.                                     2,593,905
                                                                 ---------------
METALS & MINING - 0.6%
           787,600  Compass Minerals
                    International Inc.                                24,856,656
           357,400  Newmont Mining Corporation                        16,136,610
                                                                 ---------------
                                                                      40,993,266
                                                                 ---------------
MULTI-UTILITIES - 4.8%
         1,664,395  Ameren Corp.                                      89,427,943
         4,057,600  Consolidated Edison, Inc.                        195,048,832
           968,000  XCEL Energy Inc.                                  22,322,080
                                                                 ---------------
                                                                     306,798,855
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 6.0%
         1,565,500  BP plc ADR                                       105,045,050
         3,686,600  BP plc ORD                                        40,978,854
         3,144,479  Exxon Mobil Corp.                                240,961,426
                                                                 ---------------
                                                                     386,985,330
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.7%
           601,500  Weyerhaeuser Co.                                  42,495,975
                                                                 ---------------
PHARMACEUTICALS - 7.0%
         3,120,100  Abbott Laboratories                              151,980,071
           810,700  Eli Lilly and Company                             42,237,470
           775,200  Johnson & Johnson                                 51,178,704
           402,341  Merck & Co., Inc.                                 17,542,068
         7,108,996  Pfizer Inc.                                      184,122,996
                                                                 ---------------
                                                                     447,061,309
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.7%
         1,107,083  Rayonier, Inc.                                    45,445,757
                                                                 ---------------

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
           670,100  British Land Co. plc ORDS                         22,496,676
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 4.1%
         3,362,000  Freddie Mac                                      228,279,800
         1,481,973  Washington Federal, Inc.                          34,870,825
                                                                 ---------------
                                                                     263,150,625
                                                                 ---------------
TOBACCO - 1.9%
           580,000  Altria Group Inc..(4)                             49,775,600
         1,282,400  UST Inc.                                          74,635,680
                                                                 ---------------
                                                                     124,411,280
                                                                 ---------------
TOTAL COMMON STOCKS                                                4,784,844,332
(Cost $4,163,364,559)                                            ---------------

PURCHASED PUT OPTIONS(3)
TOBACCO(3)
             5,800  Altria Group Inc., strikes at
                    $80.00, expires 3/17/07                              623,500
                                                                 ---------------
(Cost $1,985,651)

CONVERTIBLE BONDS - 19.5%
AIRLINES - 0.2%
   $       650,000  Allegro Investment Corp. SA,
                    (convertible into Southwest
                    Airlines Co.), 7.10%, 5/3/07
                    (Acquired 10/26/06,
                    Cost $10,016,500)(5)(6)                           10,012,275
                                                                 ---------------
BIOTECHNOLOGY - 0.9%
        75,356,000  Amgen Inc., 1.15%, 3/31/32(7)                     56,799,585
                                                                 ---------------
BUILDING PRODUCTS - 1.1%
       155,170,000  Masco Corp., 3.03%, 7/20/31(7)                    73,511,788
                                                                 ---------------
CAPITAL MARKETS(3)
            61,200  Merrill Lynch & Co., Inc.,
                    (convertible into Nuveen
                    Investments), 6.75%, 10/15/07(5)                   2,776,950
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.6%
        34,118,000  Waste Connections Inc.,
                    3.75%, 4/1/26                                     36,335,670
                                                                 ---------------

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 0.4%
        21,658,000  EMC Corp., 1.75%, 12/1/11
                    (Acquired 11/13/06-12/13/06,
                    Cost $21,945,732)(5)(6)                           22,551,393
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
       108,011,000  Commonwealth Telephone
                    Enterprises, Inc., 3.25%,
                    7/15/23                                          116,921,908
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.8%
           238,000  Allegro Investment Corp. SA,
                    (convertible into Schlumberger
                    Ltd.), 9.92%, 4/4/07 (Acquired
                    9/28/06, Cost $14,413,280)(5)(6)                  15,084,583
           264,000  Morgan Stanley, (convertible into
                    Schlumberger Ltd.), 8.075%,
                    7/3/07 (Acquired 12/4/06,
                    Cost $18,538,962)(5)(6)(8)                        16,667,640
           160,800  Morgan Stanley, (convertible into
                    Schlumberger Ltd.), 13.02%,
                    3/8/07 (Acquired 8/31/06,
                    Cost $10,045,176)(5)(6)                           10,021,860
           154,700  Morgan Stanley, (convertible into
                    Schlumberger Ltd.), 13.05%,
                    3/2/07 (Acquired 8/21/06,
                    Cost $10,023,013)(5)(6)                            9,550,405
                                                                 ---------------
                                                                      51,324,488
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.4%
           326,000  Allegro Investment Corp. SA,
                    (convertible into Wal-Mart
                    Stores, Inc.), 6.05%, 1/18/07
                    (Acquired 7/11/06,
                    Cost $15,038,380)(5)(6)                           15,028,927
           226,800  Goldman Sachs Group, Inc. (The),
                    (convertible into Wal-Mart
                    Stores, Inc.), 4.20%, 2/28/07
                    (Acquired 8/21/06,
                    Cost $10,001,653)(5)(6)                           10,420,099
                                                                 ---------------
                                                                      25,449,026
                                                                 ---------------
FOOD PRODUCTS - 0.7%
         1,668,100  Lehman Brothers Holdings Inc.,
                    (convertible into General Mills,
                    Inc.), 6.25%, 10/15/07(5)                         45,906,112
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
           232,900  Credit Suisse New York,
                    (convertible into Beckman
                    Coulter, Inc.), 7.65%, 3/19/07(5)                 13,820,286
        25,200,000  Beckman Coulter Inc., 2.50%,
                    12/15/36 (Acquired 12/12/06-
                    12/27/06, Cost $25,277,526)(6)                    25,443,659
                                                                 ---------------
                                                                      39,263,945
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.0%
       130,787,000  Lincare Holdings Inc.,
                    3.00%, 6/15/33                                   128,661,710
                                                                 ---------------
INSURANCE - 1.7%
           142,700  Allegro Investment Corp. SA
                    (convertible into American
                    International Group, Inc.), 3.25%,
                    5/17/07 (Acquired 11/10/06,
                    Cost $9,959,033)(5)(6)                            10,137,194
           785,000  Credit Suisse USA Inc.,
                    (convertible into American
                    International Group, Inc.),
                    4.04%, 3/12/07(5)                                 54,251,347

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
           467,300  Morgan Stanley, (convertible
                    into Marsh & McLennan
                    Companies, Inc.), 5.80%, 5/31/07
                    (Acquired 11/20/06,
                    Cost $14,990,984)(5)(6)                           14,705,931
           471,000  Morgan Stanley, (convertible
                    into Marsh & McLennan
                    Companies, Inc.), 5.50%, 5/31/07
                    (Acquired 11/22/06,
                    Cost $15,001,350)(5)(6)                           14,805,885
           440,000  Morgan Stanley, (convertible
                    into Marsh & McLennan
                    Companies, Inc.), 7.40%, 2/9/07
                    (Acquired 8/3/06,
                    Cost, $11,154,000)(5)(6)                          12,130,800
                                                                 ---------------
                                                                     106,031,157
                                                                 ---------------
IT SERVICES - 0.5%
           184,300  Allegro Investment Corp. SA,
                    (convertible into International
                    Business Machines Corp.), 4.40%,
                    3/6/07 (Acquired 8/30/06,
                    Cost $15,038,880)(5)(6)                           16,400,802
           606,000  Allegro Investment Corp. SA,
                    (convertible into First Data Corp.),
                    6.42%, 6/27/07
                    (Acquired 10/26/06,
                    Cost $10,016,500)(5)(6)(8)                        15,097,763
                                                                 ---------------
                                                                      31,498,565
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
        12,422,000  Hasbro Inc., 2.75%, 12/1/21                       15,900,160
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.5%
        26,715,000  Invitrogen Corp., 2.00%, 8/1/23                   26,781,788
         7,500,000  Invitrogen Corp., 3.25%, 6/15/25                   7,096,875
                                                                 ---------------
                                                                      33,878,663
                                                                 ---------------
METALS & MINING - 0.3%
           235,000  Goldman Sachs Group, Inc. (The),
                    (convertible into Newmont
                    Mining Corporation), 9.25%,
                    4/4/07 (Acquired 9/27/06,
                    Cost $10,093,250)(5)(6)                           10,519,305
           196,500  Morgan Stanley, (convertible into
                    Newmont Mining Corporation),
                    14.12%, 2/4/07 (Acquired
                    7/28/06, Cost $10,033,290)(5)(6)                   8,941,733
                                                                 ---------------
                                                                      19,461,038
                                                                 ---------------
MULTILINE RETAIL - 0.2%
           883,300  Lehman Brothers Holdings Inc.,
                    (convertible into Dollar
                    General Corp.), 6.60%,
                    5/30/07(5)                                        14,482,587
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.5%
        40,058,000  Devon Energy Corporation,
                    (convertible into Chevron Corp.),
                    4.90%, 8/15/08(5)                                 55,680,619
        40,057,000  Devon Energy Corporation,
                    (convertible into Chevron Corp.),
                    4.95%, 8/15/08(5)                                 55,679,230
        44,519,000  Peabody Energy Corp.,
                    4.75%, 12/15/66                                   42,682,591
                                                                 ---------------
                                                                     154,042,440
                                                                 ---------------
PHARMACEUTICALS - 1.7%
           495,200  Credit Suisse New York,
                    (convertible into Bristol-Myers
                    Squibb Co.), 8.14, 2/15/07(5)                     11,134,572

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
           478,900  IXIS Financial Products Inc.,
                    (convertible into Bristol-Myers
                    Squibb Co.), 7.65%, 2/28/07
                    (Acquired 8/22/06,
                    Cost $10,416,075)(5)(6)                           11,403,328
           627,800  IXIS Financial Products Inc.,
                    (convertible into Bristol-Myers
                    Squibb Co.), 9.50%,
                    2/15/07(5)(6)                                     14,777,376
        80,717,000  Watson Pharmaceuticals, Inc.,
                    1.75%, 3/15/23                                    74,865,017
                                                                 ---------------
                                                                     112,180,293
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
        49,766,000  Intel Corp., 2.95%, 12/15/35                      45,287,061
           840,300  Allegro Investment Corp. SA,
                    (convertible into Applied
                    Materials, Inc.), 7.15%, 5/15/07
                    (Acquired 11/7/06,
                    Cost $14,999,355)(5)(6)                           15,397,153
         1,011,400  Morgan Stanley, (convertible
                    into Applied Materials, Inc.),
                    6.50%, 6/11/07 (Acquired
                    12/4/06, Cost $18,538,962)(5)(6)                  18,812,040
                                                                 ---------------
                                                                      79,496,254
                                                                 ---------------
SOFTWARE - 0.8%
         1,938,000  Morgan Stanley, (convertible into
                    Microsoft Corporation), 6.20%,
                    3/2/07 (Acquired 8/23/06,
                    Cost $49,942,260)(5)(6)                           52,035,301
                                                                 ---------------
SPECIALTY RETAIL - 0.4%
           425,200  Goldman Sachs Group, Inc. (The),
                    (convertible into Home Depot, Inc.
                    (The)), 6.25%, 2/5/07 (Acquired
                    7/27/06, Cost $14,639,636)(5)(6)                  15,907,156
           520,800  Ixis Financial Products Inc.,
                    (convertible into Gap Inc. (The),
                    7.35%, 4/10/07 (Acquired
                    10/3/06, Cost $10,025,400)(5)(6)                  10,242,418
                                                                 ---------------
                                                                      26,149,574
                                                                 ---------------
TOTAL CONVERTIBLE BONDS                                            1,254,670,882
(Cost $1,198,338,640)                                            ---------------

CONVERTIBLE PREFERRED STOCKS - 4.7%
AEROSPACE & DEFENSE - 1.2%
           566,000  Northrop Grumman Corp.,
                    7.00%, 4/4/21                                     75,278,000
                                                                 ---------------
HOUSEHOLD DURABLES - 0.5%
           694,600  Newell Financial Trust I,
                    5.25%, 12/1/27                                    33,253,975
                                                                 ---------------
INSURANCE(3)
            51,800  Genworth Financial, Inc.,
                    6.00%, 5/16/07                                     1,899,506
                                                                 ---------------
PHARMACEUTICALS - 0.5%
           512,100  Schering-Plough Corp.,
                    6.00%, 9/14/07                                    29,133,369
                                                                 ---------------

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 2.5%
             1,601  Fannie Mae, 5.375%, 1/5/08                       160,123,423
                                                                 ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS                                   299,688,273
(Cost $284,736,091)                                              ---------------

TEMPORARY CASH INVESTMENTS - 1.0%
        $6,500,000  FHLB Discount Notes,
                    4.80%, 1/2/07(9)                                  66,500,000
                                                                 ---------------
(Cost $66,491,133)

TOTAL INVESTMENT SECURITIES - 99.8%                                6,406,326,987
(Cost $5,714,916,074)                                            ---------------

OTHER ASSETS AND LIABILITIES - 0.2%                                   15,293,449
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $6,421,620,436
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts                      Settlement                             Unrealized
to Sell                           Date              Value             Gain(Loss)
--------------------------------------------------------------------------------
77,312,516  CAD for  USD         1/31/06        $ 66,423,026          $ 194,109
81,792,130  GBP for  USD         1/31/06         160,236,058           (217,935)
                                               ---------------------------------
                                                $226,659,084          $ (23,826)
                                               =================================
(Value on Settlement Date $226,635,258)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CAD = Canadian Dollar
FHLB = Federal Home Loan Bank
GBP = British Pound
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(2) Security, or a portion thereof, has been segregated for a when-issued security.
(3) Category is less than 0.05% of total net assets.
(4) Security, or a portion thereof, is being held in connection with an open put option.
(5) Equity-linked debt security.  The aggregate value of these securities at
    December 31, 2006, was $581,831,676, which represented 9.1% of total net assets.
(6) Security was purchased under Rule 144A of the Securities act of 1933 or is a private placement and, unless registered under the act or exempted from registration, may only be sold to qualified institutional investors.  The aggregate value of restricted securities at 12/31/06 was $376,095,025, which represented 5.9% of total net assets.
(7) Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(8) When-issued security.
(9) The rate indicated is the yield to maturity at purchase.

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act.  A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2006 follows:

                             SHARE                                                        DECEMBER 31, 2006
                            BALANCE     PURCHASE     SALES     REALIZED      DIVIDEND     SHARE      MARKET
COMPANY                     3/31/06       COST        COST     GAIN (LOSS)    INCOME     BALANCE      VALUE
Cascade Natural Gas Corp.    522,391  $ 2,936,742  $2,117,022   $186,365    $  349,482    536,991  $ 13,918,807
Westar Energy Inc          3,297,649   20,590,844   4,822,756    416,287     2,932,187  4,030,749   104,638,244
WGL Holdings Inc.          2,425,900      206,720     169,903    (25,584)    2,457,574  2,427,900    79,100,981
                                      -----------  ----------  -----------  ----------             ------------
                                      $23,734,306  $7,109,681   $577,068    $5,739,243             $197,658,032
                                      ===========  ==========  ===========  ==========             ============

2. FEDERAL TAX INFORMATION

As of December 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $5,749,026,941
                                                                 ===============
Gross tax appreciation of investments                            $  669,400,944
Gross tax depreciation of investments                               (12,100,904)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  657,300,040
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
MID CAP VALUE FUND
DECEMBER 31, 2006

[american century investments logo and text logo]

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 94.6%
AEROSPACE & DEFENSE - 1.3%
            35,534  Honeywell International Inc.                    $  1,607,558
            30,686  Northrop Grumman Corp.                             2,077,442
                                                                 ---------------
                                                                       3,685,000
                                                                 ---------------
AIRLINES - 0.8%
           142,394  Southwest Airlines Co.                             2,181,476
                                                                 ---------------
AUTO COMPONENTS - 0.4%
            17,186  BorgWarner Inc.                                    1,014,318
                                                                 ---------------
AUTOMOBILES - 0.2%
            13,386  Winnebago Industries                                 440,533
                                                                 ---------------
BEVERAGES - 4.3%
            86,285  Anheuser-Busch Companies, Inc.                     4,245,222
           292,807  Coca-Cola Enterprises Inc.                         5,979,119
            71,869  Pepsi Bottling Group Inc.                          2,221,471
                                                                 ---------------
                                                                      12,445,812
                                                                 ---------------
BUILDING PRODUCTS - 0.6%
            58,520  Masco Corp.                                        1,747,992
                                                                 ---------------
CAPITAL MARKETS - 0.5%
            25,302  Nuveen Investments Inc. Cl A                       1,312,668
                                                                 ---------------
CHEMICALS - 2.7%
             7,041  du Pont (E.I.) de Nemours & Co.                      342,967
             4,088  International Flavors &
                    Fragrances Inc.                                      200,966
            81,716  Minerals Technologies Inc.                         4,804,084
            37,924  Nalco Holding Co.(1)                                 775,925
            44,102  Olin Corp.                                           728,565
            18,614  Rohm and Haas Co.                                    951,548
                                                                 ---------------
                                                                       7,804,055
                                                                 ---------------
COMMERCIAL BANKS - 6.6%
            50,171  BB&T Corporation                                   2,204,012
            18,234  Commerce Bancshares, Inc.                            882,708
           140,868  Fifth Third Bancorp                                5,765,727
            38,459  Marshall & Ilsley Corp.                            1,850,262
            71,221  South Financial Group Inc. (The)                   1,893,766
            56,326  SunTrust Banks, Inc.                               4,756,731

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            24,027  Zions Bancorporation                               1,980,786
                                                                 ---------------
                                                                      19,333,992
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.7%
           139,470  ARAMARK Corp. Cl B                                 4,665,271
            29,650  Pitney Bowes, Inc.                                 1,369,534
           111,607  Republic Services, Inc. Cl A                       4,539,057
                                                                 ---------------
                                                                      10,573,862
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.3%
            17,255  Diebold, Inc.                                        804,083
                                                                 ---------------
CONTAINERS & PACKAGING - 1.1%
            25,822  AptarGroup, Inc.                                   1,524,531
            47,388  Bemis Co., Inc.                                    1,610,244
                                                                 ---------------
                                                                       3,134,775
                                                                 ---------------
DISTRIBUTORS - 1.0%
            58,210  Genuine Parts Company                              2,760,900
                                                                 ---------------
DIVERSIFIED - 1.9%
            69,832  iShares S&P MidCap 400
                    Index Fund                                         5,600,526
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.3%
            31,955  Genesis Lease Ltd. ADR(1)                            750,943
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.9%
           151,691  Commonwealth Telephone
                    Enterprises, Inc.                                  6,349,785
           246,812  Iowa Telecommunications
                    Services Inc.                                      4,864,665
                                                                 ---------------
                                                                      11,214,450
                                                                 ---------------
ELECTRIC UTILITIES - 1.7%
           184,543  Portland General Electric Co.                      5,028,797
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.4%
           103,236  Hubbell Inc. Cl A                                  4,594,002
            53,835  Hubbell Inc. Cl B                                  2,433,880
                                                                 ---------------
                                                                       7,027,882
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.0%
            76,731  CPI International Inc.(1)                          1,150,965
            86,930  Littelfuse, Inc.(1)                                2,771,329

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           136,541  Vishay Intertechnology, Inc.(1)                    1,848,765
                                                                 ---------------
                                                                       5,771,059
                                                                 ---------------
FOOD PRODUCTS - 5.4%
            19,154  ConAgra Foods, Inc.                                  517,158
           179,663  Diamond Foods Inc.                                 3,415,394
            37,535  General Mills, Inc.                                2,162,016
           131,753  H.J. Heinz Co.                                     5,930,203
           150,220  Maple Leaf Foods Inc. ORD                          1,591,308
            70,233  Unilever N.V. New York Shares                      1,913,849
                                                                 ---------------
                                                                      15,529,928
                                                                 ---------------
GAS UTILITIES - 1.3%
           118,895  WGL Holdings Inc.                                  3,873,599
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 6.0%
           118,614  Beckman Coulter, Inc.                              7,093,116
            28,332  Dade Behring Holdings Inc.                         1,127,897
            98,051  National Dentex Corp.(1)                           1,715,893
            51,299  Steris Corp.                                       1,291,196
           442,419  Symmetry Medical Inc.(1)                           6,118,655
                                                                 ---------------
                                                                      17,346,757
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.8%
           137,785  Health Management
                    Associates, Inc. Cl A                              2,908,641
            42,321  Universal Health Services, Inc.
                    Cl B                                               2,345,853
                                                                 ---------------
                                                                       5,254,494
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 5.3%
            82,072  International Speedway Corp.                       4,188,955
           106,708  OSI Restaurant Partners, Inc.                      4,182,954
           178,912  Speedway Motorsports Inc.                          6,870,220
                                                                 ---------------
                                                                      15,242,129
                                                                 ---------------
HOUSEHOLD DURABLES - 1.3%
            22,379  Hunter Douglas N.V. ORD                            1,798,662
            25,167  Whirlpool Corp.                                    2,089,365
                                                                 ---------------
                                                                       3,888,027
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.6%
            13,698  Clorox Company                                       878,727
            95,974  Kimberly-Clark Corp.                               6,521,433
                                                                 ---------------
                                                                       7,400,160
                                                                 ---------------

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
INSURANCE - 5.8%
            28,714  Ambac Financial Group, Inc.                        2,557,556
            59,677  Aspen Insurance Holdings Ltd.                      1,573,086
            41,769  Chubb Corp.                                        2,209,998
             8,600  Gallagher (Arthur J.) & Co.                          254,130
            85,369  Genworth Financial Inc. Cl A                       2,920,474
            17,745  Hartford Financial Services
                    Group Inc. (The)                                   1,655,786
            32,644  Horace Mann Educators Corp.                          659,409
            89,831  Marsh & McLennan
                    Companies, Inc.                                    2,754,218
           150,408  RAM Holdings Ltd.(1)                               2,149,330
                                                                 ---------------
                                                                      16,733,987
                                                                 ---------------
IT SERVICES - 1.0%
            25,908  DST Systems, Inc.(1)                               1,622,618
            81,522  NCI Inc. Cl A(1)                                   1,246,471
                                                                 ---------------
                                                                       2,869,089
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.0%
            78,984  Arctic Cat Inc.                                    1,389,329
            55,598  Hasbro, Inc.                                       1,515,045
                                                                 ---------------
                                                                       2,904,374
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.6%
            28,527  Invitrogen Corp.(1)                                1,614,343
                                                                 ---------------
MACHINERY - 0.8%
           173,650  Altra Holdings Inc.(1)                             2,439,783
                                                                 ---------------
METALS & MINING - 0.9%
            12,433  Compass Minerals
                    International Inc.                                   392,385
            47,969  Newmont Mining Corporation                         2,165,801
                                                                 ---------------
                                                                       2,558,186
                                                                 ---------------
MULTILINE RETAIL - 1.4%
           247,718  Dollar General Corp.                               3,978,351
                                                                 ---------------
MULTI-UTILITIES - 6.1%
            86,079  Ameren Corp.                                       4,625,025
            22,648  Consolidated Edison, Inc.                          1,088,689
           319,535  Puget Energy Inc.                                  8,103,407
            39,847  Wisconsin Energy Corp.                             1,891,139
            96,362  XCEL Energy Inc.                                   2,222,108
                                                                 ---------------
                                                                      17,930,368
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.6%
            24,239  Apache Corp.                                       1,612,136

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           181,383  Equitable Resources Inc.                           7,572,740
            54,431  Murphy Oil Corp.                                   2,767,816
            35,407  St. Mary Land & Exploration Co.                    1,304,394
                                                                 ---------------
                                                                      13,257,086
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.4%
            64,253  MeadWestvaco Corp.                                 1,931,445
            30,793  Weyerhaeuser Co.                                   2,175,526
                                                                 ---------------
                                                                       4,106,971
                                                                 ---------------
PHARMACEUTICALS - 1.0%
           108,402  Watson Pharmaceuticals, Inc.(1)                    2,821,704
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 1.8%
            93,403  Annaly Capital Management Inc.                     1,299,236
            78,787  DCT Industrial Trust Inc.                            929,687
           147,216  Education Realty Trust, Inc.                       2,174,380
            17,238  Rayonier, Inc.                                       707,620
                                                                 ---------------
                                                                       5,110,923
                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
            41,262  British Land Co. plc ORD                           1,385,253
                                                                 ---------------
ROAD & RAIL - 0.4%
            75,870  Heartland Express, Inc.                            1,139,567
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
            82,494  Applied Materials, Inc.                            1,522,014
           107,223  Teradyne, Inc.(1)                                  1,604,056
                                                                 ---------------
                                                                       3,126,070
                                                                 ---------------
SOFTWARE - 0.2%
            19,278  Synopsys, Inc.(1)                                    515,301
                                                                 ---------------
SPECIALTY RETAIL - 0.6%
            51,487  Lowe's Companies, Inc.                             1,603,820
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 5.0%
            74,726  Freddie Mac                                        5,073,895
            92,412  MGIC Investment Corp.                              5,779,447
           153,006  Washington Federal, Inc.                           3,600,231
                                                                 ---------------
                                                                      14,453,573
                                                                 ---------------

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS - 0.7%
            30,732  Grainger (W.W.), Inc.                              2,149,396
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.3%
            57,737  Aegean Marine Petroleum
                    Network Inc.(1)                                      946,887
                                                                 ---------------
TOTAL COMMON STOCKS                                                  272,813,249
(Cost $253,334,236)                                              ---------------

TEMPORARY CASH INVESTMENTS - 5.4%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 4.625%-8.750%, 03/31/08-5/15/20,
valued at $1,223,219), in a joint trading account
at 4.60%, dated 12/29/06, due 1/2/07
(Delivery value $1,200,613)                                            1,200,000

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 7.625% - 7.875%,
2/15/21 - 2/15/25, valued at $14,677,919),
in a joint trading account at 4.80%,
dated 12/29/06, due 1/2/07
(Delivery value $14,407,680)                                          14,400,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      15,600,000
(Cost $15,600,000)                                               ---------------

TOTAL INVESTMENT SECURITIES - 100.0%                                 288,413,249
(Cost $268,934,236)                                              ---------------

OTHER ASSETS AND LIABILITIES - 0.0%                                     (89,876)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $288,323,373
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts                      Settlement                          Unrealized
to Sell                           Date             Value           Gain (Loss)
--------------------------------------------------------------------------------
 1,444,480 CAD for USD          1/31/07          $1,241,025         $  3,627
 2,965,729 Euro for USD         1/31/07           3,919,432          (20,952)
   580,244 GBP for USD          1/31/07           1,136,735           (1,546)
                                               ---------------------------------
                                                 $6,297,192         $(18,871)
                                               =================================
(Value on Settlement Date $6,278,321)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
GBP = British Pound
CAD = Canadian Dollar
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $272,613,084
                                                                 ===============
Gross tax appreciation of investments                              $ 17,880,060
Gross tax depreciation of investments                                (2,079,895)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 15,800,165
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SMALL CAP VALUE FUND
DECEMBER 31, 2006
[american century investments logo and text logo]

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 97.0%
AEROSPACE & DEFENSE - 2.5%
           250,000  Alliant Techsystems Inc.(1)                    $ 19,547,500
           201,540  Curtiss-Wright Corp.                              7,473,103
           220,000  DRS Technologies, Inc.                           11,589,600
           396,366  EDO Corp.                                         9,409,729
           180,000  Moog Inc. Cl A(1)                                 6,874,200
                                                                 ---------------
                                                                     54,894,132
                                                                 ---------------
AIRLINES - 0.7%
           165,000  Alaska Air Group, Inc.(1)                         6,517,500
           345,000  SkyWest, Inc.                                     8,800,950
                                                                 ---------------
                                                                     15,318,450
                                                                 ---------------
AUTO COMPONENTS - 1.1%
           660,000  ArvinMeritor Inc.                                12,031,800
           105,000  Lear Corporation                                  3,100,650
           448,644  Superior Industries
                    International, Inc.                               8,645,370
                                                                 ---------------
                                                                     23,777,820
                                                                 ---------------
BUILDING PRODUCTS - 0.6%
           505,000  Griffon Corp.(1)                                 12,877,500
                                                                 ---------------
CAPITAL MARKETS - 3.4%
           290,000  Apollo Investment Corp.                           6,496,000
           595,000  Cowen Group Inc.(1)                              12,584,250
           235,000  Knight Capital Group, Inc. Cl A(1)                4,504,950
           354,968  Kohlberg Capital Corp.(1)                         6,140,946
            90,000  Lazard Ltd. Cl A                                  4,260,600
           425,000  MCG Capital Corp.                                 8,636,000
         1,075,000  Patriot Capital Funding, Inc.(2)                 15,576,750
           525,000  Waddell & Reed Financial Inc.                    14,364,000
                                                                 ---------------
                                                                     72,563,496
                                                                 ---------------
CHEMICALS - 3.0%
           140,000  CF Industries Holdings, Inc.                      3,589,600
           430,000  Ferro Corp.                                       8,896,700
            45,000  FMC Corp.                                         3,444,750
           426,063  Innophos Holdings, Inc.(1)                        6,254,605
           385,000  Minerals Technologies Inc.                       22,634,150
           920,000  Olin Corp.                                       15,198,400
           180,000  Sensient Technologies Corp.                       4,428,000
                                                                 ---------------
                                                                     64,446,205
                                                                 ---------------
COMMERCIAL BANKS - 7.6%
           255,000  Central Pacific Financial Corp.                   9,883,800
           270,000  Chemical Financial Corp.                          8,991,000
           155,000  City National Corp.                              11,036,000

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

           120,000  Cullen/Frost Bankers, Inc.                        6,698,400
           505,000  First Midwest Bancorp, Inc.                      19,533,400
         1,305,000  Fulton Financial Corp.                           21,793,500
           410,000  Greater Bay Bancorp                              10,795,300
           485,000  Hanmi Financial Corp.                            10,927,050
           330,000  Pacific Capital Bancorp                          11,081,400
           125,000  Provident Bankshares Corp.                        4,450,000
           860,000  South Financial Group Inc. (The)                 22,867,400
           440,000  Sterling Bancshares, Inc.                         5,728,800
           129,971  Susquehanna Bancshares Inc.                       3,493,620
           395,000  TCF Financial Corp.                              10,830,900
           120,000  Wilmington Trust Corporation                      5,060,400
                                                                 ---------------
                                                                    163,170,970
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.0%
            10,650  ABM Industries Inc.                                 241,862
           480,000  American Ecology Corp.                            8,884,800
           281,354  G&K Services Inc. Cl A                           10,941,857
           255,000  Herman Miller Inc.                                9,271,800
           110,000  Kelly Services, Inc. Cl A                         3,183,400
           245,000  United Stationers Inc.(1)                        11,439,050
                                                                 ---------------
                                                                     43,962,769
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.0%
           105,000  CommScope Inc.(1)                                 3,200,400
         1,180,000  EFJ Inc.(1)(2)                                    7,953,200
           315,000  Inter-Tel, Inc.                                   6,980,400
           205,000  Plantronics, Inc.                                 4,346,000
                                                                 ---------------
                                                                     22,480,000
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.6%
           265,000  Electronics for Imaging, Inc.(1)                  7,043,700
           675,000  Emulex Corp.(1)                                  13,169,250
           118,127  Imation Corporation                               5,484,637
           633,440  Neoware Systems Inc.(1)                           8,367,742
                                                                 ---------------
                                                                     34,065,329
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.4%
           200,000  Insituform Technologies, Inc. Cl A(1)             5,172,000
           195,000  Shaw Group Inc. (The)(1)                          6,532,500
           235,000  URS Corp.(1)                                     10,069,750
           155,000  Washington Group
                    International, Inc.(1)                            9,267,450
                                                                 ---------------
                                                                     31,041,700
                                                                 ---------------
CONSUMER FINANCE - 0.6%
           895,000  Advance America, Cash
                    Advance Centers, Inc.                            13,111,750
                                                                 ---------------

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING - 1.3%
           125,000  AptarGroup, Inc.                                  7,380,000
           390,000  Bemis Co., Inc.                                  13,252,200
           200,000  Sonoco Products Co.                               7,612,000
                                                                 ---------------
                                                                     28,244,200
                                                                 ---------------
DIVERSIFIED - 6.1%
           725,000  iShares Russell 2000 Index Fund                  56,615,250
           820,000  iShares Russell 2000 Value
                    Index Fund                                       65,616,400
           115,000  iShares S&P SmallCap 600/BARRA
                    Value Index Fund                                  8,664,100
                                                                 ---------------
                                                                    130,895,750
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.4%
           560,000  Corinthian Colleges Inc.(1)                       7,632,800
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.4%
           480,000  Asset Acceptance Capital Corp.(1)                 8,073,600
                                                                 ---------------
ELECTRIC UTILITIES - 1.3%
           230,000  Empire District Electric Co.                      5,678,700
           305,000  Great Plains Energy Inc.                          9,699,000
            85,000  IDACORP, Inc.                                     3,285,250
           325,000  Westar Energy Inc.                                8,437,000
                                                                 ---------------
                                                                     27,099,950
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.8%
           200,000  LSI Industries Inc.                               3,970,000
           160,000  Regal-Beloit Corp.                                8,401,600
           135,000  Smith (A.O.) Corp.                                5,070,600
                                                                 ---------------
                                                                     17,442,200
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.5%
           355,000  Aeroflex Inc.(1)                                  4,160,600
           200,000  Avnet Inc.(1)                                     5,106,000
           275,000  Benchmark Electronics Inc.(1)                     6,699,000
           210,000  Coherent, Inc.(1)                                 6,629,700
           110,000  Littelfuse, Inc.(1)                               3,506,800
            96,735  Methode Electronics, Inc.                         1,047,640
           595,000  Paxar Corp.(1)                                   13,720,700
           960,000  Vishay Intertechnology, Inc.(1)                  12,998,400
                                                                 ---------------
                                                                     53,868,840
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.4%
         1,100,000  Global Industries Ltd.(1)                        14,344,000
           385,000  Helmerich & Payne, Inc.                           9,420,950
            90,000  Hornbeck Offshore Services Inc.(1)                3,213,000
           780,000  Key Energy Services, Inc.(1)                     12,207,000

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

           270,000  Lone Star Technologies, Inc.(1)                  13,070,700
           155,000  Lufkin Industries Inc.                            9,002,400
           350,000  North American Energy
                    Partners Inc.(1)                                  5,698,000
           135,000  Unit Corporation(1)                               6,540,750
                                                                 ---------------
                                                                     73,496,800
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.4%
           105,000  BJ's Wholesale Club Inc.(1)                       3,266,550
           170,000  Casey's General Stores, Inc.                      4,003,500
            12,012  Performance Food Group Co.(1)                       332,012
                                                                 ---------------
                                                                      7,602,062
                                                                 ---------------
FOOD PRODUCTS - 1.7%
           190,000  Corn Products International Inc.                  6,562,600
           160,000  Delta and Pine Land Company                       6,472,000
           135,000  J.M. Smucker Co. (The)                            6,543,450
           163,629  Lancaster Colony Corp.                            7,250,401
           195,000  Pilgrim's Pride Corp.                             5,738,850
           170,000  Reddy Ice Holdings Inc.                           4,389,400
                                                                 ---------------
                                                                     36,956,701
                                                                 ---------------
GAS UTILITIES - 1.6%
           340,000  Atmos Energy Corp.                               10,849,400
           700,000  WGL Holdings Inc.                                22,806,000
                                                                 ---------------
                                                                     33,655,400
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.2%
           100,000  Arrow International Inc.                          3,538,000
           185,000  Beckman Coulter, Inc.                            11,063,000
           180,000  Biosite Inc.(1)                                   8,793,000
           335,000  Dade Behring Holdings Inc.                       13,336,350
           360,000  Orthofix International N.V.(1)                   18,000,000
           210,000  Steris Corp.                                      5,285,700
           175,000  Vital Signs Inc.                                  8,736,000
                                                                 ---------------
                                                                     68,752,050
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.9%
           655,000  Alliance Imaging Inc.(1)                          4,355,750
           620,000  Amsurg Corp.(1)                                  14,260,000
           350,000  Assisted Living Concepts,
                    Inc. Cl A(1)                                      6,404,220
           360,000  Community Health Systems Inc.(1)                 13,147,200
           165,000  Healthspring Inc.(1)                              3,357,750
           255,000  LifePoint Hospitals Inc.(1)                       8,593,500
            54,834  Owens & Minor Inc.                                1,714,659
            90,000  Pediatrix Medical Group, Inc.(1)                  4,401,000
           300,000  RehabCare Group, Inc.(1)                          4,455,000

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

           580,000  Triad Hospitals Inc.(1)                          24,261,400
                                                                 ---------------
                                                                     84,950,479
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.9%
           325,000  CEC Entertainment Inc.(1)                        13,081,250
           190,000  International Speedway Corp.                      9,697,600
           275,000  Rare Hospitality International Inc.(1)            9,055,750
           460,000  Red Robin Gourmet Burgers Inc.(1)                16,491,000
           160,000  Ruby Tuesday Inc.                                 4,390,400
           140,000  Speedway Motorsports Inc.                         5,376,000
           265,000  Town Sports International
                    Holdings, Inc.(1)                                 4,367,200
                                                                 ---------------
                                                                     62,459,200
                                                                 ---------------
HOUSEHOLD DURABLES - 0.8%
           285,000  Ethan Allen Interiors Inc.                       10,291,350
           290,000  La-Z-Boy Inc.                                     3,442,300
           165,000  WCI Communities Inc.(1)                           3,164,700
                                                                 ---------------
                                                                     16,898,350
                                                                 ---------------
INSURANCE - 6.3%
           415,000  American Equity Investment
                    Life Holding Co.                                  5,407,450
           755,000  Aspen Insurance Holdings Ltd.                    19,901,800
            79,199  Delphi Financial Group, Inc. Cl A                 3,204,392
           300,000  Endurance Specialty Holdings Ltd.                10,974,000
           220,000  HCC Insurance Holdings, Inc.                      7,059,800
           160,000  Hilb Rogal & Hobbs Co.                            6,739,200
           140,000  IPC Holdings, Ltd.                                4,403,000
           455,000  National Atlantic Holdings
                    Corp. Cl A(1)                                     5,305,300
           235,000  National Financial Partners Corp.                10,332,950
           125,000  OneBeacon Insurance Group Ltd.(1)                 3,500,000
           150,000  PartnerRe Ltd.                                   10,654,500
           280,000  Phoenix Companies Inc.                            4,449,200
           860,000  Platinum Underwriters
                    Holdings Ltd.                                    26,608,400
            37,787  ProAssurance Corp.(1)                             1,886,327
           160,000  Protective Life Corporation                       7,600,000
           245,000  United Fire & Casualty Co.                        8,636,250
                                                                 ---------------
                                                                    136,662,569
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.6%
           495,000  Digitas Inc.(1)                                   6,637,950
           765,000  webMethods, Inc.(1)                               5,630,400
                                                                 ---------------
                                                                     12,268,350
                                                                 ---------------
IT SERVICES - 1.7%
           235,000  eFunds Corp. (1)                                  6,462,500
           295,000  MAXIMUS, Inc.                                     9,080,100
         1,335,000  Perot Systems Corp. Cl A(1)                      21,880,650
                                                                 ---------------
                                                                     37,423,250
                                                                 ---------------

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS - 0.7%
           750,000  K2 Inc.(1)                                        9,892,500
           100,000  Polaris Industries Inc.                           4,683,000
                                                                 ---------------
                                                                     14,575,500
                                                                 ---------------
MACHINERY - 4.5%
           205,000  Albany International Corp.                        6,746,550
           279,770  Altra Holdings Inc.(1)                            3,930,769
           165,000  Briggs & Stratton Corp.                           4,446,750
           195,000  Crane Co.                                         7,144,800
           450,000  Kaydon Corporation                               17,882,999
           225,000  Kennametal Inc.                                  13,241,250
           310,000  Mueller Industries Inc.                           9,827,000
           385,000  Pentair, Inc.                                    12,089,000
           450,000  Timken Co.                                       13,131,000
           640,537  Wabash National Corp.                             9,672,109
                                                                 ---------------
                                                                     98,112,227
                                                                 ---------------
MARINE - 0.2%
           100,000  Alexander & Baldwin, Inc.                         4,434,000
                                                                 ---------------
MEDIA - 1.3%
           420,000  Hearst-Argyle Television, Inc.                   10,710,000
         1,185,000  Journal Communications Inc.                      14,942,850
           205,000  Valassis Communications, Inc.(1)                  2,972,500
                                                                 ---------------
                                                                     28,625,350
                                                                 ---------------
METALS & MINING - 1.6%
           195,000  Claymont Steel Holdings Inc.(1)                   3,586,050
            75,000  Cleveland-Cliffs Inc.                             3,633,000
           150,000  Gibraltar Industries Inc.                         3,526,500
            70,000  Oregon Steel Mills, Inc.(1)                       4,368,700
            85,000  Reliance Steel & Aluminum
                    Company                                           3,347,300
           140,000  Ryerson Inc.                                      3,512,600
           255,000  Schnitzer Steel Industries,
                    Inc. Cl A                                        10,123,500
           195,000  Steel Technologies Inc.                           3,422,250
                                                                 ---------------
                                                                     35,519,900
                                                                 ---------------
MULTILINE RETAIL - 0.8%
           740,000  Fred's, Inc.                                      8,909,600
           495,000  Tuesday Morning Corp.                             7,697,250
                                                                 ---------------
                                                                     16,606,850
                                                                 ---------------
MULTI-UTILITIES - 0.8%
           650,000  Puget Energy Inc.                                16,484,000
                                                                 ---------------

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS - 3.2%
           610,000  Alpha Natural Resources, Inc.(1)                  8,680,300
           240,000  Arlington Tankers Ltd.                            5,608,800
           180,000  Cimarex Energy Co.                                6,570,000
           550,000  Double Hull Tankers Inc.                          8,904,500
           265,000  Encore Acquisition Co.(1)                         6,500,450
           165,000  Forest Oil Corporation(1)                         5,392,200
           295,000  Helix Energy Solutions
                    Group, Inc.(1)                                    9,254,150
           325,000  St. Mary Land & Exploration Co.                  11,973,000
           155,000  Stone Energy Corp.(1)                             5,479,250
                                                                 ---------------
                                                                     68,362,650
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.4%
           215,000  Glatfelter                                        3,332,500
           145,000  Neenah Paper Inc.                                 5,121,400
                                                                 ---------------
                                                                      8,453,900
                                                                 ---------------
PHARMACEUTICALS - 1.3%
           730,000  Alpharma Inc. Cl A                               17,593,000
           295,000  Par Pharmaceutical Companies Inc.(1)              6,599,150
           255,000  Perrigo Co.                                       4,411,500
                                                                 ---------------
                                                                     28,603,650
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 4.7%
           765,000  Alesco Financial Inc.                             8,185,500
           865,000  Annaly Capital Management Inc.                   12,032,150
           560,045  Education Realty Trust, Inc.                      8,271,865
           708,237  Getty Realty Corp.                               21,884,523
           290,000  Healthcare Realty Trust Inc.                     11,466,600
           325,000  Highland Hospitality Corp.                        4,631,250
           500,000  Lexington Corporate
                    Properties Trust                                 11,215,000
            85,000  Mack-Cali Realty Corp.                            4,335,000
           580,000  MFA Mortgage Investments, Inc.                    4,460,200
           335,000  National Retail Properties, Inc.                  7,688,250
           275,000  Realty Income Corp.                               7,617,500
                                                                 ---------------
                                                                    101,787,838
                                                                 ---------------
ROAD & RAIL - 1.2%
            67,438  Arkansas Best Corporation                         2,427,768
           360,000  Heartland Express, Inc.                           5,407,200
           990,000  Werner Enterprises Inc.                          17,305,200
                                                                 ---------------
                                                                     25,140,168
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
           130,000  Cabot Microelectronics Corp.(1)                   4,412,200
           272,672  Exar Corp.(1)                                     3,544,736
           513,643  Mattson Technology Inc.(1)                        4,787,153
           215,000  Rudolph Technologies Inc.(1)                      3,422,800
            75,000  Varian Semiconductor Equipment
                    Associates, Inc.(1)                               3,414,000

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

           470,000  Veeco Instruments Inc.(1)                         8,803,100
                                                                 ---------------
                                                                     28,383,989
                                                                 ---------------
SOFTWARE - 4.5%
           495,000  Aspen Technology, Inc.(1)                         5,454,900
           300,000  Jack Henry & Associates Inc.                      6,420,000
           610,000  Lawson Software Inc.(1)                           4,507,900
         1,460,000  Parametric Technology Corp.(1)                   26,309,200
         1,790,000  Sybase, Inc.(1)                                  44,213,000
         1,052,862  Ulticom, Inc.(1)                                 10,096,947
                                                                 ---------------
                                                                     97,001,947
                                                                 ---------------
SPECIALTY RETAIL - 2.5%
           170,000  Barnes & Noble Inc.                               6,750,700
           295,000  Borders Group Inc.                                6,593,250
           190,000  Cato Corp. (The)                                  4,352,900
           675,000  Hot Topic, Inc.(1)                                9,004,500
         1,070,000  Pier 1 Imports, Inc.                              6,366,500
           105,000  Stage Stores Inc.                                 3,190,950
           370,000  Talbots Inc.                                      8,917,000
           190,000  United Auto Group, Inc.                           4,478,300
           155,000  Zale Corp.(1)                                     4,372,550
                                                                 ---------------
                                                                     54,026,650
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.4%
           115,000  Columbia Sportswear Co.                           6,405,500
           562,983  Kenneth Cole Productions Inc.                    13,505,962
           385,000  Wolverine World Wide, Inc.                       10,980,200
                                                                 ---------------
                                                                     30,891,662
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.5%
           290,000  Flagstar Bancorp Inc.                             4,303,600
            28,460  MAF Bancorp Inc.                                  1,271,877
           975,000  Washington Federal, Inc.                         22,941,750
            95,000  Webster Financial Corp.                           4,628,400
                                                                 ---------------
                                                                     33,145,627
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.3%
           105,000  Aircastle Ltd.                                    3,097,500
           130,000  UAP Holding Corp.                                 3,273,400
                                                                 ---------------
                                                                      6,370,900
                                                                 ---------------
TOTAL COMMON STOCKS                                               2,092,619,480
(Cost $1,812,773,117)                                            ---------------

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

PREFERRED STOCKS - 0.9%
INSURANCE - 0.8%
    300,000 Aspen Insurance, 5.625%,
            12/31/49                                                 16,410,000
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
    335,000 National Retail Properties Inc.,
            7.375%, 10/12/11                                          3,181,250
                                                                 ---------------
TOTAL PREFERRED STOCKS                                               19,591,250
(Cost $18,070,673)                                               ---------------

TEMPORARY CASH INVESTMENTS - 3.4%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S. Treasury
obligations, 7.625% - 7.875%, 2/15/21 - 2/15/25,
valued at $75,733,985), in a joint trading account
at 4.80%, dated 12/29/06, due 1/2/07
(Delivery value $74,339,627)                                         74,300,000
                                                                 ---------------
(Cost 74,300,000)

TOTAL INVESTMENT SECURITIES - 101.3%                              2,186,510,730
(COST $1,905,143,790)
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - (1.3)%                               (28,946,379)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                        $2,157,564,351
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act.  A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2006 follows:
                                                                        DECEMBER 31, 2006
               BALANCE   PURCHASE       SALES     REALIZED  DIVIDEND    SHARE       MARKET
COMPANY        3/31/06     COST         COST    GAIN (LOSS)  INCOME    BALANCE       VALUE

EFJ Inc.(1)    575,000  $ 6,339,259  $3,397,502  $(795,048)        -  1,180,000  $ 7,953,200

National
Atlantic
Holdings
Corp.
Cl A(1)(2)     665,000            -   2,520,000   (117,857)        -    455,000    5,305,300

Patriot
Capital
Funding, Inc.  675,000    4,874,318     359,000     (3,670)  891,350  1,075,000   15,576,750
                       ---------------------------------------------------------------------
                        $11,213,577  $6,276,502  $(916,575) $891,350             $28,835,250
                       =====================================================================

(1) Non-income producing.
(2) Issuer was not an affiliate at December 31, 2006.

2. FEDERAL TAX INFORMATION

As of December 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                $1,955,577,742
                                                               ===============
Gross tax appreciation of investments                          $  271,806,689
Gross tax depreciation of investments                             (40,873,701)
                                                               ---------------
Net tax appreciation (depreciation) of investments             $  230,932,988
                                                               ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends received.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VALUE FUND
DECEMBER 31, 2006
[american century investments logo and text logo]

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 96.8%
AEROSPACE & DEFENSE - 1.4%
           554,280  Honeywell International Inc.                  $  25,075,627
           278,548  Northrop Grumman Corp.                           18,857,700
                                                                 ---------------
                                                                     43,933,327
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.2%
           510,069  United Parcel Service, Inc. Cl B                 38,244,974
                                                                 ---------------
AIRLINES - 0.6%
         1,223,247  Southwest Airlines Co.                           18,740,144
                                                                 ---------------
BEVERAGES - 5.8%
         1,160,620  Anheuser-Busch Companies, Inc.                   57,102,504
           384,101  Coca-Cola Company (The)                          18,532,873
         2,699,988  Coca-Cola Enterprises Inc.                       55,133,755
           922,621  Pepsi Bottling Group Inc.                        28,518,215
           401,851  PepsiCo, Inc.                                    25,135,780
                                                                 ---------------
                                                                    184,423,127
                                                                 ---------------
BUILDING PRODUCTS - 0.6%
           652,897  Masco Corp.(1)                                   19,502,033
                                                                 ---------------
CAPITAL MARKETS - 0.2%
            65,276  Merrill Lynch & Co., Inc.                         6,077,196
                                                                 ---------------
CHEMICALS - 2.4%
           387,130  du Pont (E.I.) de Nemours & Co.                  18,857,102
            46,043  International Flavors &
                    Fragrances Inc.                                   2,263,474
           716,226  Minerals Technologies Inc.(1)                    42,106,927
           262,831  Nalco Holding Co.(2)                              5,377,522
           131,009  Rohm and Haas Co.                                 6,697,180
                                                                 ---------------
                                                                     75,302,205
                                                                 ---------------
COMMERCIAL BANKS - 6.7%
           431,196  BB&T Corporation                                 18,942,440
         1,433,364  Fifth Third Bancorp(1)                           58,667,589
           543,487  Marshall & Ilsley Corp.                          26,147,160
           654,217  SunTrust Banks, Inc.                             55,248,626
           725,385  U.S. Bancorp                                     26,251,683
           317,179  Zions Bancorporation                             26,148,237
                                                                 ---------------
                                                                    211,405,735
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.6%
         1,243,111  Republic Services, Inc. Cl A                     50,557,324
                                                                 ---------------

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 0.4%
           597,117  Nokia Oyj ADR                                    12,133,417
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.2%
           149,779  Diebold, Inc.(1)                                  6,979,701
                                                                 ---------------
CONTAINERS & PACKAGING - 0.6%
           580,108  Bemis Co., Inc.                                  19,712,070
                                                                 ---------------
DISTRIBUTORS - 0.6%
           393,773  Genuine Parts Company                            18,676,653
                                                                 ---------------
DIVERSIFIED - 1.8%
           403,093  Standard and Poor's 500
                    Depositary Receipt(1)                            57,126,340
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 4.8%
         2,298,370  Bank of America Corp.                           122,709,975
           564,146  Citigroup Inc.                                   31,422,932
                                                                 ---------------
                                                                    154,132,907
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.2%
         2,421,396  AT&T Inc.                                        86,564,906
           448,866  Commonwealth Telephone
                    Enterprises, Inc.                                18,789,531
           760,207  Verizon Communications Inc.                      28,310,109
                                                                 ---------------
                                                                    133,664,546
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.8%
           291,584  Emerson Electric Co.                             12,850,107
           978,489  Hubbell Inc. Cl B(1)                             44,237,488
                                                                 ---------------
                                                                     57,087,595
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.6%
         1,068,489  Wal-Mart Stores, Inc.                            49,342,822
                                                                 ---------------
FOOD PRODUCTS - 5.9%
           371,124  General Mills, Inc.                              21,376,742
         1,476,937  H.J. Heinz Co.                                   66,476,935
           323,749  Kellogg Co.                                      16,206,875
         1,692,504  Kraft Foods Inc. Cl A(1)                         60,422,393
           792,388  Unilever N.V. New York Shares                    21,592,573
                                                                 ---------------
                                                                    186,075,518
                                                                 ---------------

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

GAS UTILITIES - 0.6%
           623,687  WGL Holdings Inc.(1)                             20,319,722
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.8%
         1,141,286  Beckman Coulter, Inc.(1)                         68,248,903
         1,569,563  Symmetry Medical Inc.(1)(2)                      21,707,056
                                                                 ---------------
                                                                     89,955,959
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.5%
         1,397,253  Health Management Associates,
                    Inc. Cl A(1)                                     29,496,011
           347,649  Universal Health Services,
                    Inc. Cl B                                        19,270,184
                                                                 ---------------
                                                                     48,766,195
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.0%
           443,375  International Speedway Corp.                     22,629,860
           969,363  OSI Restaurant Partners, Inc.                    37,999,030
           910,223  Speedway Motorsports Inc.(1)                     34,952,563
                                                                 ---------------
                                                                     95,581,453
                                                                 ---------------
HOUSEHOLD DURABLES - 0.5%
           197,324  Whirlpool Corp.(1)                               16,381,838
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.9%
           141,135  Clorox Company                                    9,053,810
         1,211,714  Kimberly-Clark Corp.                             82,335,967
                                                                 ---------------
                                                                     91,389,777
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 4.6%
         3,952,135  General Electric Co.                            147,058,943
                                                                 ---------------
INSURANCE - 6.0%
           280,780  Ambac Financial Group, Inc.                      25,009,075
           615,410  American International Group, Inc.               44,100,281
               198  Berkshire Hathaway Inc. Cl A(2)                  21,778,020
           417,421  Chubb Corp.                                      22,085,745
           761,680  Genworth Financial Inc. Cl A                     26,057,073
           237,495  Hartford Financial Services
                    Group Inc. (The)                                 22,160,658
           930,512  Marsh & McLennan
                    Companies, Inc.                                  28,529,498
                                                                 ---------------
                                                                    189,720,350
                                                                 ---------------
IT SERVICES - 1.7%
           283,302  DST Systems, Inc.(2)                             17,743,204

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

           358,008  International Business
                    Machines Corp.                                   34,780,477
                                                                 ---------------
                                                                     52,523,681
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.5%
           572,322  Hasbro, Inc.                                     15,595,775
                                                                 ---------------
METALS & MINING - 0.7%
           484,936  Newmont Mining Corporation                       21,894,860
                                                                 ---------------
MULTILINE RETAIL - 1.4%
         2,834,687  Dollar General Corp.                             45,525,073
                                                                 ---------------
MULTI-UTILITIES - 4.5%
           952,290  Ameren Corp.(1)                                  51,166,542
           248,783  Consolidated Edison, Inc.(1)                     11,958,999
           189,010  Dominion Resources Inc.                          15,846,598
           862,952  Puget Energy Inc.(1)                             21,884,463
           329,044  Wisconsin Energy Corp.(1)                        15,616,428
         1,135,333  XCEL Energy Inc.(1)                              26,180,779
                                                                 ---------------
                                                                    142,653,809
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 7.4%
           734,377  BP plc ADR                                       49,276,697
           521,660  Chevron Corp.                                    38,357,660
         1,571,012  Equitable Resources Inc.                         65,589,751
           917,949  Exxon Mobil Corp.                                70,342,432
           203,901  Murphy Oil Corp.                                 10,368,366
                                                                 ---------------
                                                                    233,934,906
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.3%
           744,729  MeadWestvaco Corp.                               22,386,553
           279,255  Weyerhaeuser Co.                                 19,729,366
                                                                 ---------------
                                                                     42,115,919
                                                                 ---------------
PHARMACEUTICALS - 6.5%
           725,009  Abbott Laboratories                              35,315,188
           618,406  Bristol-Myers Squibb Co.                         16,276,446
           673,520  Eli Lilly and Company                            35,090,392
           282,638  Johnson & Johnson                                18,659,761
           279,072  Merck & Co., Inc.                                12,167,539
         2,312,521  Pfizer Inc.                                      59,894,295
         1,168,236  Watson Pharmaceuticals, Inc.(2)                  30,409,183
                                                                 ---------------
                                                                    207,812,804
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 2.2%
           710,222  Applied Materials, Inc.                          13,103,596

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

         2,807,115  Intel Corp.                                      56,844,079
                                                                 ---------------
                                                                     69,947,675
                                                                 ---------------
SPECIALTY RETAIL - 1.0%
           382,661  Home Depot, Inc. (The)                           15,367,666
           509,318  Lowe's Companies, Inc.                           15,865,255
                                                                 ---------------
                                                                     31,232,921
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 4.6%
           493,511  Fannie Mae                                       29,309,618
           859,865  Freddie Mac                                      58,384,833
           914,629  MGIC Investment Corp.                            57,200,898
                                                                 ---------------
                                                                    144,895,349
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.7%
           312,444  Grainger (W.W.), Inc.                            21,852,333
                                                                 ---------------
TOTAL COMMON STOCKS                                               3,072,276,976
(Cost $2,690,119,980)                                            ---------------

TEMPORARY CASH INVESTMENTS - 4.1%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury obligations,
4.625%-8.75%, 3/31/08-5/15/20, valued at
$133,636,646), in a joint trading account at 4.60%,
dated 12/29/06, due 1/2/07
(Delivery value $131,167,007)                                       131,100,000
                                                                 ---------------

COLLATERAL RECEIVED FOR SECURITIES LENDING(3) - 8.1%
REPURCHASE AGREEMENTS
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Government Agency obligations in a pooled
account at the lending agent), 5.26%, dated
12/26/06, due 1/2/07
(Delivery value $100,102,278)                                       100,000,000

Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 5.27%, dated 12/29/06, due 1/2/07
(Delivery value $50,029,278)                                         50,000,000

Repurchase Agreement, Citigroup Global Markets
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.15%, dated 12/29/06, due
1/2/07 (Delivery value $17,510,014)                                  17,500,000

Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.17%,
dated 12/29/06, due 1/2/07
(Delivery value $1,511,914)                                           1,511,046

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 5.10%, dated 12/29/06, due 1/2/07
(Delivery value $87,850,154)                                         87,800,400
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING                                                  256,811,446
(Cost $387,911,446)                                              ---------------
TOTAL INVESTMENT SECURITIES - 109.0%                              3,460,188,422
(Cost $3,078,031,427)                                            ---------------

OTHER ASSETS AND LIABILITIES - (9.0)%                              (286,861,002)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $3,173,327,420
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

    Contracts                Settlement                          Unrealized
     to Sell                   Date              Value           Gain (Loss)
--------------------------------------------------------------------------------
19,225,284  Euro for USD      1/31/07          $25,407,649        $(135,821)
18,615,579  GBP for USD       1/31/07           36,469,120          (49,601)
                                          --------------------------------------
                                               $61,876,769        $(185,422)
                                          ======================================
(Value on Settlement Date $61,691,347)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
GBP = British Pound
USD = United States Dollar
(1) Security, or a portion thereof, was on loan as of December 31, 2006. The aggregate value of securities on loan at December 31, 2006, was
    $252,115,653.
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act.  A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2006 follows:

           MARCH 31, 2006                                                  DECEMBER 31, 2006
               SHARE       PURCHASE      SALES       REALIZED    DIVIDEND   SHARE     MARKET
COMPANY       BALANCE        COST        COST       GAIN (LOSS)   INCOME   BALANCE     VALUE
------------------------------------------------------------------------------------------------
Minerals
Technologies
Inc.(1)       960,936     $3,919,249  $19,535,763  $(1,494,230)  $122,672  716,226  $42,106,927
================================================================================================

(1) Company was not an affiliate at December 31, 2006.

2. FEDERAL TAX INFORMATION

As of December 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $3,134,333,729
                                                                 ===============
Gross tax appreciation of investments                            $  338,877,956
Gross tax depreciation of investments                               (13,023,263)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  325,854,693
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LARGE COMPANY VALUE FUND
DECEMBER 31, 2006

[american century investments logo and text logo]

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.9%
AEROSPACE & DEFENSE - 0.8%
           324,800  Northrop Grumman Corp.                        $   21,988,960
                                                                 ---------------
BEVERAGES - 1.9%
           626,500  Coca-Cola Company (The)                           30,228,625
           643,900  Pepsi Bottling Group Inc.                         19,902,949
                                                                 ---------------
                                                                      50,131,574
                                                                 ---------------
CAPITAL MARKETS - 4.2%
           650,100  Bank of New York Co., Inc. (The)                  25,594,437
           455,000  Merrill Lynch & Co., Inc.                         42,360,500
           520,500  Morgan Stanley                                    42,384,315
                                                                 ---------------
                                                                     110,339,252
                                                                 ---------------
CHEMICALS - 2.0%
           508,100  du Pont (E.I.) de Nemours & Co.                   24,749,551
           428,000  PPG Industries, Inc.                              27,481,880
                                                                 ---------------
                                                                      52,231,431
                                                                 ---------------
COMMERCIAL BANKS - 6.5%
           457,600  National City Corp.                               16,729,856
           241,000  PNC Financial Services Group                      17,843,640
         1,029,700  U.S. Bancorp                                      37,264,843
           737,000  Wachovia Corp.                                    41,972,150
         1,580,300  Wells Fargo & Co.                                 56,195,468
                                                                 ---------------
                                                                     170,005,957
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.2%
           481,300  R.R. Donnelley & Sons Company                     17,105,402
           377,800  Waste Management, Inc.                            13,891,706
                                                                 ---------------
                                                                      30,997,108
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.4%
           915,900  Hewlett-Packard Co.                               37,725,921
                                                                 ---------------
DIVERSIFIED - 1.2%
           219,800  Standard and Poor's 500
                    Depositary Receipt                                31,150,056
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.5%
           603,600  H & R Block, Inc.                                 13,906,944
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 10.6%
         1,647,900  Bank of America Corp.                             87,981,381

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
         2,286,900  Citigroup Inc.                                   127,380,330
         1,297,300  JPMorgan Chase & Co.                              62,659,590
                                                                 ---------------
                                                                     278,021,301
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.3%
         1,416,400  AT&T Inc.                                         50,636,300
           581,200  BellSouth Corp.                                   27,380,332
           927,100  Verizon Communications Inc.                       34,525,204
                                                                 ---------------
                                                                     112,541,836
                                                                 ---------------
ELECTRIC UTILITIES - 2.7%
           622,700  Exelon Corporation                                38,538,903
           884,600  PPL Corporation                                   31,704,064
                                                                 ---------------
                                                                      70,242,967
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.1%
            52,300  National Oilwell Varco, Inc.(1)                    3,199,714
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.0%
         1,212,200  Kroger Co. (The)                                  27,965,454
           520,100  Wal-Mart Stores, Inc.                             24,018,218
                                                                 ---------------
                                                                      51,983,672
                                                                 ---------------
FOOD PRODUCTS - 1.1%
         1,081,500  Unilever N.V. New York Shares                     29,470,875
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.3%
           141,700  Quest Diagnostics Inc.                             7,510,100
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.0%
           603,700  McDonald's Corporation                            26,762,021
                                                                 ---------------
HOUSEHOLD DURABLES - 0.6%
           562,400  Newell Rubbermaid Inc.                            16,281,480
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.6%
         1,009,200  General Electric Co.                              37,552,332
         1,012,700  Tyco International Ltd.                           30,786,080
                                                                 ---------------
                                                                      68,338,412
                                                                 ---------------
INSURANCE - 6.4%
           545,500  Allstate Corp.                                    35,517,505
           663,500  American International Group, Inc.                47,546,410
           331,700  Hartford Financial Services
                    Group Inc. (The)                                  30,950,927

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           532,400  Loews Corp.                                       22,078,628
           498,600  Marsh & McLennan
                    Companies, Inc.                                   15,287,076
           261,600  Torchmark Corp.                                   16,679,616
                                                                 ---------------
                                                                     168,060,162
                                                                 ---------------
IT SERVICES - 1.8%
           266,900  Fiserv, Inc.(1)                                   13,990,898
           347,000  International Business
                    Machines Corp.                                    33,711,050
                                                                 ---------------
                                                                      47,701,948
                                                                 ---------------
MACHINERY - 2.9%
           200,400  Deere & Co.                                       19,052,028
           370,000  Dover Corp.                                       18,137,400
           555,700  Ingersoll-Rand Company Cl A                       21,744,541
           206,500  Parker-Hannifin Corp.                             15,875,720
                                                                 ---------------
                                                                      74,809,689
                                                                 ---------------
MEDIA - 3.9%
           505,300  Gannett Co., Inc.                                 30,550,438
         2,260,300  Time Warner Inc.                                  49,229,334
           519,300  Viacom Inc. Cl B(1)                               21,306,879
                                                                 ---------------
                                                                     101,086,651
                                                                 ---------------
METALS & MINING - 0.4%
           191,900  Nucor Corp.                                       10,489,254
                                                                 ---------------
MULTILINE RETAIL - 0.8%
         1,246,700  Dollar General Corp.                              20,022,002
                                                                 ---------------
MULTI-UTILITIES - 0.6%
           657,100  NiSource Inc.                                     15,836,110
                                                                 ---------------
OFFICE ELECTRONICS - 0.6%
           976,800  Xerox Corp.(1)                                    16,556,760
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 13.7%
           214,500  Anadarko Petroleum Corp.                           9,335,040
         1,086,100  Chevron Corp.                                     79,860,933
           773,600  ConocoPhillips                                    55,660,520
           178,200  Devon Energy Corporation                          11,953,656
         1,650,100  Exxon Mobil Corp.                                126,447,163
         1,017,600  Royal Dutch Shell plc ADR                         72,035,904
                                                                 ---------------
                                                                     355,293,216
                                                                 ---------------

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 1.3%
           463,800  Weyerhaeuser Co.                                  32,767,470
                                                                 ---------------
PHARMACEUTICALS - 6.9%
           771,500  Abbott Laboratories                               37,579,765
           564,200  Johnson & Johnson                                 37,248,484
           414,000  Merck & Co., Inc.                                 18,050,400
         1,972,300  Pfizer Inc.                                       51,082,570
           715,700  Wyeth                                             36,443,444
                                                                 ---------------
                                                                     180,404,663
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
           142,900  Applied Materials, Inc.                            2,636,505
           741,400  Intel Corp.                                       15,013,350
                                                                 ---------------
                                                                      17,649,855
                                                                 ---------------
SOFTWARE - 2.2%
         1,434,300  Microsoft Corporation                             42,828,198
           881,900  Oracle Corp.(1)                                   15,115,766
                                                                 ---------------
                                                                      57,943,964
                                                                 ---------------
SPECIALTY RETAIL - 1.4%
           771,900  Gap, Inc. (The)                                   15,052,050
           530,600  Home Depot, Inc. (The)                            21,308,896
                                                                 ---------------
                                                                      36,360,946
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.4%
           417,600  Liz Claiborne, Inc.                               18,148,896
           217,100  VF Corp.                                          17,819,568
                                                                 ---------------
                                                                      35,968,464
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 4.6%
         1,064,100  Freddie Mac                                       72,252,390
           235,800  MGIC Investment Corp.                             14,746,932
           738,800  Washington Mutual, Inc.                           33,608,012
                                                                 ---------------
                                                                     120,607,334
                                                                 ---------------
TOBACCO - 1.4%
           440,200  Altria Group Inc.                                 37,777,964
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.9%
         1,194,700  Sprint Nextel Corp.                               22,567,883
                                                                 ---------------

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                2,534,733,916
(Cost $2,010,525,236)                                            ---------------

TEMPORARY CASH INVESTMENTS - 5.1%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 7.25% - 8.875%,
5/15/16 - 2/15/20, valued at $6,636,546),
in a joint trading account at 4.85%,
dated 12/29/06, due 1/2/07
(Delivery value $6,503,503)                                            6,500,000

Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 2.375%, 4/15/11,
valued at $45,956,550), in a joint trading
account at 4.80%,dated 12/29/06, due 1/2/07
(Delivery value $45,024,000)                                          45,000,000

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 7.625% - 7.875%,
2/15/21 - 2/15/25, valued at $84,296,105),
in a joint trading account at 4.80%,
dated 12/29/06, due 1/2/07
(Delivery value $82,744,107)                                          82,700,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                     134,200,000
(Cost $134,200,000)                                              ---------------

TOTAL INVESTMENT SECURITIES - 102.0%                               2,668,933,916
(Cost $2,144,725,236)                                            ---------------

OTHER ASSETS AND LIABILITIES - (2.0)%                               (51,202,502)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $2,617,731,414
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $2,146,431,817
                                                                 ===============
Gross tax appreciation of investments                            $  531,386,283
Gross tax depreciation of investments                                (8,884,184)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  522,502,099
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
EQUITY INDEX FUND
DECEMBER 31, 2006

[american century investments logo and text logo]

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
AEROSPACE & DEFENSE - 2.4%
            65,489  Boeing Co.                                    $    5,818,043
            33,334  General Dynamics Corp.                             2,478,383
            10,015  Goodrich Corporation                                 456,183
            67,799  Honeywell International Inc.                       3,067,227
            10,177  L-3 Communications Holdings, Inc.                    832,275
            29,356  Lockheed Martin Corp.                              2,702,807
            28,308  Northrop Grumman Corp.                             1,916,452
            36,818  Raytheon Company                                   1,943,990
            14,032  Rockwell Collins                                     888,085
            83,191  United Technologies Corp.                          5,201,101
                                                                 ---------------
                                                                      25,304,546
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.9%
            25,263  FedEx Corporation                                  2,744,067
            88,976  United Parcel Service, Inc. Cl B                   6,671,421
                                                                 ---------------
                                                                       9,415,488
                                                                 ---------------
AIRLINES - 0.1%
            64,983  Southwest Airlines Co.                               995,540
                                                                 ---------------
AUTO COMPONENTS - 0.2%
            14,623  Goodyear Tire &
                    Rubber Co. (The)(1)                                  306,937
            15,977  Johnson Controls, Inc.                             1,372,744
                                                                 ---------------
                                                                       1,679,681
                                                                 ---------------
AUTOMOBILES - 0.4%
           153,675  Ford Motor Company                                 1,154,099
            46,460  General Motors Corp.                               1,427,251
            21,833  Harley-Davidson, Inc.                              1,538,572
                                                                 ---------------
                                                                       4,119,922
                                                                 ---------------
BEVERAGES - 2.1%
            63,370  Anheuser-Busch Companies, Inc.                     3,117,804
             6,726  Brown-Forman Corp. Cl B                              445,530
           168,420  Coca-Cola Company (The)                            8,126,265
            23,636  Coca-Cola Enterprises Inc.                           482,647
            17,139  Constellation Brands Inc. Cl A(1)                    497,374
             4,051  Molson Coors Brewing Co.                             309,658
            11,103  Pepsi Bottling Group Inc.                            343,194

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           135,669  PepsiCo, Inc.                                      8,486,096
                                                                 ---------------
                                                                      21,808,568
                                                                 ---------------
BIOTECHNOLOGY - 1.3%
            96,587  Amgen Inc.(1)                                      6,597,858
            28,087  Biogen Idec Inc.(1)                                1,381,600
            30,579  Celgene Corp.(1)                                   1,759,210
            21,535  Genzyme Corp.(1)                                   1,326,125
            37,836  Gilead Sciences, Inc.(1)                           2,456,691
            20,067  MedImmune, Inc.(1)                                   649,569
                                                                 ---------------
                                                                      14,171,053
                                                                 ---------------
BUILDING PRODUCTS - 0.2%
            14,451  American Standard
                    Companies Inc.                                       662,578
            32,867  Masco Corp.                                          981,738
                                                                 ---------------
                                                                       1,644,316
                                                                 ---------------
CAPITAL MARKETS - 3.8%
            20,023  Ameriprise Financial Inc.                          1,091,254
            63,280  Bank of New York Co., Inc. (The)                   2,491,334
             9,871  Bear Stearns
                    Companies Inc. (The)                               1,606,801
            34,868  E*TRADE Financial Corp.(1)                           781,741
             7,277  Federated Investors Inc. Cl B                        245,817
            13,668  Franklin Resources, Inc.                           1,505,804
            34,963  Goldman Sachs Group, Inc. (The)                    6,969,874
            17,682  Janus Capital Group Inc.                             381,754
            10,805  Legg Mason, Inc.                                   1,027,015
            44,149  Lehman Brothers Holdings Inc.                      3,448,920
            33,823  Mellon Financial Corp.                             1,425,639
            73,258  Merrill Lynch & Co., Inc.                          6,820,320
            88,184  Morgan Stanley                                     7,180,823
            15,322  Northern Trust Corp.                                 929,892
            84,817  Schwab (Charles) Corp.                             1,640,361
            27,334  State Street Corp.                                 1,843,405
            21,834  T. Rowe Price Group Inc.                             955,674
                                                                 ---------------
                                                                      40,346,428
                                                                 ---------------
CHEMICALS - 1.5%
            18,344  Air Products & Chemicals, Inc.                     1,289,216
             3,958  Ashland Inc.                                         273,814
            78,966  Dow Chemical Co.                                   3,153,902
            75,753  du Pont (E.I.) de Nemours & Co.                    3,689,928
             6,744  Eastman Chemical Company                             399,987
            14,793  Ecolab Inc.                                          668,644

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             9,325  Hercules Inc.(1)                                     180,066
             6,449  International Flavors &
                    Fragrances Inc.                                      317,033
            44,767  Monsanto Co.                                       2,351,611
            13,602  PPG Industries, Inc.                                 873,384
            26,541  Praxair, Inc.                                      1,574,678
            11,878  Rohm and Haas Co.                                    607,203
             5,501  Sigma-Aldrich Corp.                                  427,538
                                                                 ---------------
                                                                      15,807,004
                                                                 ---------------
COMMERCIAL BANKS - 4.2%
            44,676  BB&T Corporation                                   1,962,617
            13,367  Comerica Inc.                                        784,376
            15,023  Commerce Bancorp Inc.                                529,861
            10,555  Compass Bancshares Inc.                              629,606
            45,882  Fifth Third Bancorp                                1,877,950
            10,166  First Horizon National Corp.                         424,735
            19,706  Huntington Bancshares Inc.                           468,018
            33,071  KeyCorp                                            1,257,690
             6,477  M&T Bank Corp.                                       791,230
            20,811  Marshall & Ilsley Corp.                            1,001,217
            51,890  National City Corp.                                1,897,098
            24,230  PNC Financial Services Group                       1,793,989
            59,972  Regions Financial Corp.                            2,242,953
            29,910  SunTrust Banks, Inc.                               2,525,900
            26,391  Synovus Financial Corp.                              813,635
           146,108  U.S. Bancorp                                       5,287,649
           157,592  Wachovia Corp.                                     8,974,864
           278,911  Wells Fargo & Co.                                  9,918,074
             8,677  Zions Bancorporation                                 715,332
                                                                 ---------------
                                                                      43,896,794
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%
            19,941  Allied Waste Industries Inc.(1)                      245,075
             8,103  Avery Dennison Corp.                                 550,437
            11,181  Cintas Corp.                                         443,998
            10,608  Equifax Inc.                                         430,685
            10,408  Monster Worldwide Inc.(1)                            485,429
            18,189  Pitney Bowes, Inc.                                   840,150
            17,523  R.R. Donnelley & Sons Company                        622,767
            13,913  Robert Half International Inc.                       516,451
            44,395  Waste Management, Inc.                             1,632,403
                                                                 ---------------
                                                                       5,767,395
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.7%
             9,600  ADC Telecommunications, Inc.(1)                      139,488

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            37,071  Avaya Inc.(1)                                        518,253
             6,837  Ciena Corp.(1)                                       189,453
           502,427  Cisco Systems Inc.(1)                             13,731,329
            16,669  Comverse Technology, Inc.(1)                         351,883
           128,741  Corning Inc.(1)                                    2,408,744
            17,256  JDS Uniphase Corp.(1)                                287,485
            46,138  Juniper Networks, Inc.(1)                            873,854
           200,943  Motorola, Inc.                                     4,131,388
           136,554  QUALCOMM Inc.                                      5,160,376
            36,598  Tellabs, Inc.(1)                                     375,495
                                                                 ---------------
                                                                      28,167,748
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.6%
            70,213  Apple Computer, Inc.(1)                            5,956,871
           187,421  Dell Inc.(1)                                       4,702,393
           186,184  EMC Corp.(1)                                       2,457,629
           226,338  Hewlett-Packard Co.                                9,322,861
             7,915  Lexmark International, Inc. Cl A(1)                  579,378
            14,802  NCR Corp.(1)                                         632,934
            30,541  Network Appliance, Inc.(1)                         1,199,650
            13,350  QLogic Corp.(1)                                      292,632
            18,534  SanDisk Corp.(1)                                     797,518
           288,149  Sun Microsystems, Inc.(1)                          1,561,768
                                                                 ---------------
                                                                      27,503,634
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.1%
             7,207  Fluor Corp.                                          588,452
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.1%
             7,698  Vulcan Materials Co.                                 691,819
                                                                 ---------------
CONSUMER FINANCE - 1.0%
           100,407  American Express Co.                               6,091,692
            33,875  Capital One Financial Corp.                        2,602,278
            33,834  SLM Corporation                                    1,650,084
                                                                 ---------------
                                                                      10,344,054
                                                                 ---------------
CONTAINERS & PACKAGING - 0.2%
             8,606  Ball Corp.                                           375,222
             8,639  Bemis Co., Inc.                                      293,553
            11,752  Pactiv Corp.(1)                                      419,429
             6,716  Sealed Air Corp.                                     436,002

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             9,130  Temple-Inland Inc.                                   420,254
                                                                 ---------------
                                                                       1,944,460
                                                                 ---------------
DISTRIBUTORS - 0.1%
            14,070  Genuine Parts Company                                667,340
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.1%
            11,410  Apollo Group Inc. Cl A(1)                            444,648
            27,024  H & R Block, Inc.                                    622,633
                                                                 ---------------
                                                                       1,067,281
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 5.8%
           372,484  Bank of America Corp.                             19,886,921
             2,916  Chicago Mercantile Exchange
                    Holdings Inc.                                      1,486,431
            16,307  CIT Group Inc.                                       909,441
           407,413  Citigroup Inc.                                    22,692,905
           286,699  JPMorgan Chase & Co.                              13,847,562
            29,111  McGraw-Hill
                    Companies, Inc. (The)                              1,980,130
            19,808  Moody's Corp.                                      1,367,940
                                                                 ---------------
                                                                      62,171,330
                                                                 ---------------
ELECTRIC UTILITIES - 1.6%
            13,465  Allegheny Energy, Inc.(1)                            618,178
            32,417  American Electric Power                            1,380,316
            26,595  Edison International                               1,209,541
            17,094  Entergy Corp.                                      1,578,118
            55,295  Exelon Corporation                                 3,422,209
            27,102  FirstEnergy Corp.                                  1,631,811
            33,186  FPL Group, Inc.                                    1,805,982
             8,157  Pinnacle West Capital Corp.                          413,070
            31,313  PPL Corporation                                    1,122,258
            20,812  Progress Energy Inc.                               1,021,453
            61,126  Southern Co.                                       2,253,104
                                                                 ---------------
                                                                      16,456,040
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.5%
            14,120  American Power Conversion Corp.                      431,931
             7,543  Cooper Industries, Ltd. Cl A                         682,113
            67,164  Emerson Electric Co.                               2,959,918
            14,467  Rockwell Automation Inc.                             883,644
                                                                 ---------------
                                                                       4,957,606
                                                                 ---------------

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
            34,277  Agilent Technologies, Inc.(1)                      1,194,554
            14,977  Jabil Circuit, Inc.                                  367,685
            11,756  Molex Inc.                                           371,842
            44,123  Sanmina-SCI Corp.(1)                                 152,224
            75,586  Solectron Corp.(1)                                   243,387
            20,837  Symbol Technologies, Inc.                            311,305
             6,706  Tektronix, Inc.                                      195,614
                                                                 ---------------
                                                                       2,836,611
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.7%
            27,240  Baker Hughes Inc.                                  2,033,738
            25,248  BJ Services Co.                                      740,271
            84,562  Halliburton Co.                                    2,625,650
            25,819  Nabors Industries Ltd.(1)                            768,890
            14,262  National Oilwell Varco, Inc.(1)                      872,549
            11,305  Noble Corp.                                          860,876
             9,023  Rowan Companies, Inc.                                299,564
            97,392  Schlumberger Ltd.                                  6,151,279
            16,502  Smith International, Inc.                            677,737
            24,065  Transocean Inc.(1)                                 1,946,618
            28,471  Weatherford International Ltd.(1)                  1,189,803
                                                                 ---------------
                                                                      18,166,975
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.2%
            38,622  Costco Wholesale Corporation                       2,041,945
            67,792  CVS Corp.                                          2,095,451
            59,218  Kroger Co. (The)                                   1,366,159
            36,707  Safeway Inc.                                       1,268,594
            17,219  SUPERVALU INC.                                       615,579
            50,852  Sysco Corp.                                        1,869,320
           203,178  Wal-Mart Stores, Inc.                              9,382,760
            82,880  Walgreen Co.                                       3,803,363
            11,499  Whole Foods Market, Inc.                             539,648
                                                                 ---------------
                                                                      22,982,819
                                                                 ---------------
FOOD PRODUCTS - 1.1%
            53,890  Archer-Daniels-Midland Co.                         1,722,325
            18,821  Campbell Soup Co.                                    731,949
            42,385  ConAgra Foods, Inc.                                1,144,395
            11,191  Dean Foods Co.(1)                                    473,155
            29,073  General Mills, Inc.                                1,674,606
            27,346  H.J. Heinz Co.                                     1,230,843
            14,558  Hershey Company (The)                                724,988

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            20,454  Kellogg Co.                                        1,023,927
            10,926  McCormick & Company, Inc.                            421,307
            62,047  Sara Lee Corp.                                     1,056,660
            20,834  Tyson Foods, Inc. Cl A                               342,719
            18,078  Wm. Wrigley Jr. Co.                                  934,994
                                                                 ---------------
                                                                      11,481,868
                                                                 ---------------
GAS UTILITIES - 0.1%
             3,630  NICOR Inc.                                           169,884
             3,146  People's Energy Corp.                                140,217
             7,058  Questar Corp.                                        586,167
                                                                 ---------------
                                                                         896,268
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
             8,448  Bard (C.R.), Inc.                                    700,931
             4,397  Bausch & Lomb Inc.                                   228,908
            53,851  Baxter International, Inc.                         2,498,148
            20,189  Becton Dickinson & Co.                             1,416,258
            20,090  Biomet Inc.                                          829,114
            98,207  Boston Scientific Corp.(1)                         1,687,196
            12,863  Hospira Inc.(1)                                      431,940
            95,067  Medtronic, Inc.                                    5,087,035
            29,293  St. Jude Medical, Inc.(1)                          1,070,952
            24,314  Stryker Corp.                                      1,339,945
            19,698  Zimmer Holdings Inc.(1)                            1,543,929
                                                                 ---------------
                                                                      16,834,356
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.4%
            44,411  Aetna Inc.                                         1,917,667
            14,782  AmerisourceBergen Corp.                              664,599
            33,677  Cardinal Health, Inc.                              2,169,809
            35,483  Caremark Rx Inc.                                   2,026,434
             8,893  CIGNA Corp.                                        1,170,052
            13,189  Coventry Health Care Inc.(1)                         660,109
            11,283  Express Scripts, Inc.(1)                             807,863
            19,765  Health Management
                    Associates, Inc. Cl A                                417,239
            13,488  Humana Inc.(1)                                       746,021
            10,172  Laboratory Corp. of
                    America Holdings(1)                                  747,337
             6,037  Manor Care, Inc.                                     283,256
            24,988  McKesson Corp.                                     1,266,892
            24,515  Medco Health Solutions Inc.(1)                     1,310,082
            11,182  Patterson Companies, Inc.(1)                         397,073
            13,231  Quest Diagnostics Inc.                               701,243
            38,817  Tenet Healthcare Corp.(1)                            270,554

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           111,169  UnitedHealth Group Incorporated                    5,973,110
            51,284  WellPoint Inc.(1)                                  4,035,538
                                                                 ---------------
                                                                      25,564,878
                                                                 ---------------
HEALTH CARE TECHNOLOGY(2)
            16,444  IMS Health Inc.                                      451,881
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.6%
            36,501  Carnival Corporation                               1,790,374
            11,870  Darden Restaurants, Inc.                             476,818
            15,168  Harrah's Entertainment, Inc.                       1,254,697
            31,542  Hilton Hotels Corporation                          1,100,816
            27,804  International Game Technology                      1,284,545
            28,134  Marriott International, Inc. Cl A                  1,342,554
           102,012  McDonald's Corporation                             4,522,192
            62,840  Starbucks Corporation(1)                           2,225,793
            17,782  Starwood Hotels & Resorts
                    Worldwide, Inc.                                    1,111,375
             6,369  Wendy's International, Inc.                          210,750
            16,458  Wyndham Worldwide Corp.(1)                           526,985
            22,097  Yum! Brands, Inc.                                  1,299,304
                                                                 ---------------
                                                                      17,146,203
                                                                 ---------------
HOUSEHOLD DURABLES - 0.6%
             5,022  Black & Decker Corporation                           401,609
            10,003  Centex Corp.                                         562,869
            22,526  D.R. Horton, Inc.                                    596,714
            12,336  Fortune Brands, Inc.                               1,053,372
             5,466  Harman International
                    Industries Inc.                                      546,108
             6,290  KB Home                                              322,551
            15,050  Leggett & Platt, Inc.                                359,695
            11,501  Lennar Corp.                                         603,342
            22,724  Newell Rubbermaid Inc.                               657,860
            17,419  Pulte Homes Inc.                                     576,917
             4,781  Snap-on Incorporated                                 227,767
             6,539  Stanley Works (The)                                  328,846
             6,315  Whirlpool Corp.                                      524,271
                                                                 ---------------
                                                                       6,761,921
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.2%
            12,355  Clorox Company                                       792,573
            42,424  Colgate-Palmolive Co.                              2,767,742
            37,769  Kimberly-Clark Corp.                               2,566,404

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           261,943  Procter & Gamble Co. (The)                        16,835,076
                                                                 ---------------
                                                                      22,961,795
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.4%
            54,526  AES Corp. (The)(1)                                 1,201,753
            14,698  Constellation Energy Group Inc.                    1,012,251
            30,520  Dynegy Inc. Cl A(1)                                  220,965
            37,931  TXU Corp.                                          2,056,240
                                                                 ---------------
                                                                       4,491,209
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 4.0%
            61,578  3M Co.                                             4,798,774
           852,380  General Electric Co.                              31,717,059
            10,550  Textron Inc.                                         989,274
           165,174  Tyco International Ltd.                            5,021,289
                                                                 ---------------
                                                                      42,526,396
                                                                 ---------------
INSURANCE - 4.7%
            26,778  Ace, Ltd.                                          1,621,943
            40,880  Aflac Inc.                                         1,880,480
            51,513  Allstate Corp.                                     3,354,011
             8,694  Ambac Financial Group, Inc.                          774,375
           214,881  American International Group, Inc.                15,398,373
            26,280  AON Corp.                                            928,735
            33,965  Chubb Corp.                                        1,797,088
            14,185  Cincinnati Financial Corp.                           642,722
            37,291  Genworth Financial Inc. Cl A                       1,275,725
            26,074  Hartford Financial Services
                    Group Inc. (The)                                   2,432,965
            23,500  Lincoln National Corp.                             1,560,400
            37,478  Loews Corp.                                        1,554,213
            45,011  Marsh & McLennan
                    Companies, Inc.                                    1,380,037
            10,939  MBIA Inc.                                            799,203
            62,667  MetLife, Inc.                                      3,697,981
            22,539  Principal Financial Group, Inc.                    1,323,039
            64,228  Progressive Corp. (The)                            1,555,602
            40,069  Prudential Financial, Inc.                         3,440,324
             7,879  Safeco Corp.                                         492,831
            57,040  St. Paul Travelers
                    Companies, Inc. (The)                              3,062,478
             8,063  Torchmark Corp.                                      514,097
            28,070  UnumProvident Corp.                                  583,295
            14,750  XL Capital Ltd. Cl A                               1,062,295
                                                                 ---------------
                                                                      51,132,212
                                                                 ---------------

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES - 2.9%
           316,433  AT&T Inc.                                         11,312,479
           150,617  BellSouth Corp.                                    7,095,567
             9,492  CenturyTel Inc.                                      414,421
            27,002  Citizens Communications
                    Company                                              388,019
            12,110  Embarq Corp.                                         636,502
           131,083  Qwest Communications
                    International Inc.(1)                              1,097,165
           241,156  Verizon Communications Inc.                        8,980,649
            38,632  Windstream Corp.                                     549,347
                                                                 ---------------
                                                                      30,474,149
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.2%
            25,676  Amazon.com, Inc.(1)                                1,013,175
            18,368  IAC/InterActiveCorp(1)                               682,555
                                                                 ---------------
                                                                       1,695,730
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.3%
            96,516  eBay Inc.(1)                                       2,902,236
            17,702  Google Inc. Cl A(1)                                8,151,417
            20,171  VeriSign, Inc.(1)                                    485,113
           103,002  Yahoo! Inc.(1)                                     2,630,671
                                                                 ---------------
                                                                      14,169,437
                                                                 ---------------
IT SERVICES - 2.3%
             9,730  Affiliated Computer Services Inc.
                    Cl A(1)                                              475,213
            46,164  Automatic Data Processing, Inc.                    2,273,578
            11,596  Cognizant Technology Solutions
                    Corporation Cl A(1)                                  894,747
            14,546  Computer Sciences Corp.(1)                           776,320
            11,503  Convergys Corp.(1)                                   273,541
            42,419  Electronic Data Systems Corp.                      1,168,643
            13,385  Fidelity National Information
                    Services, Inc.                                       536,605
            62,870  First Data Corp.                                   1,604,442
            14,605  Fiserv, Inc.(1)                                      765,594
           125,167  International Business
                    Machines Corp.                                    12,159,975
            27,696  Paychex, Inc.                                      1,095,100
            10,902  Sabre Holdings Corp. Cl A                            347,665
            28,254  Unisys Corp.(1)                                      221,511
            62,870  Western Union Co. (The)                            1,409,545
                                                                 ---------------
                                                                      24,002,479
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
             7,835  Brunswick Corp.                                      249,937
            23,373  Eastman Kodak Co.                                    603,023
            12,572  Hasbro, Inc.                                         342,587

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            32,017  Mattel, Inc.                                         725,505
                                                                 ---------------
                                                                       1,921,052
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.3%
            15,116  Applera Corporation - Applied
                    Biosystems Group                                     554,606
             4,281  Millipore Corp.(1)                                   285,115
            10,790  PerkinElmer, Inc.                                    239,862
            33,861  Thermo Fisher Scientific Inc.(1)                   1,533,564
             8,610  Waters Corp.(1)                                      421,632
                                                                 ---------------
                                                                       3,034,779
                                                                 ---------------
MACHINERY - 1.4%
            54,294  Caterpillar Inc.                                   3,329,851
             4,305  Cummins Inc.                                         508,765
            19,365  Danaher Corp.                                      1,402,801
            19,100  Deere & Co.                                        1,815,837
            16,761  Dover Corp.                                          821,624
            12,295  Eaton Corp.                                          923,846
            34,462  Illinois Tool Works Inc.                           1,591,800
            26,708  Ingersoll-Rand Company Cl A                        1,045,084
            15,073  ITT Industries, Inc.                                 856,448
            20,487  Paccar Inc.                                        1,329,606
            10,330  Pall Corp.                                           356,902
             9,774  Parker-Hannifin Corp.                                751,425
             8,411  Terex Corp.(1)                                       543,182
                                                                 ---------------
                                                                      15,277,171
                                                                 ---------------
MEDIA - 3.5%
            64,384  CBS Corp. Cl B                                     2,007,493
            40,493  Clear Channel
                    Communications, Inc.                               1,439,121
           172,901  Comcast Corporation Cl A(1)                        7,318,900
            63,398  DIRECTV Group, Inc. (The)(1)                       1,581,146
             5,178  Dow Jones & Co., Inc.                                196,764
             6,952  EW Scripps Co. Cl A                                  347,183
            19,427  Gannett Co., Inc.                                  1,174,556
            35,426  Interpublic Group of
                    Companies, Inc.(1)                                   433,614
             3,474  Meredith Corp.                                       195,760
            11,925  New York Times Co. (The) Cl A                        290,493
           193,469  News Corp. Cl A                                    4,155,714
            14,078  Omnicom Group Inc.                                 1,471,714
           332,725  Time Warner Inc.                                   7,246,751
            16,324  Tribune Co.                                          502,453
            20,482  Univision Communications Inc.
                    Cl A(1)                                              725,472
            57,884  Viacom Inc. Cl B(1)                                2,374,981

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
           169,593  Walt Disney Co. (The)                              5,811,952
                                                                 ---------------
                                                                      37,274,067
                                                                 ---------------
METALS & MINING - 0.9%
            71,162  Alcoa Inc.                                         2,135,572
             8,182  Allegheny Technologies Inc.                          741,944
            16,063  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                      895,191
            36,968  Newmont Mining Corporation                         1,669,105
            25,582  Nucor Corp.                                        1,398,312
            16,745  Phelps Dodge Corp.                                 2,004,711
            10,230  United States Steel Corp.                            748,222
                                                                 ---------------
                                                                       9,593,057
                                                                 ---------------
MULTI-UTILITIES - 1.5%
            16,905  Ameren Corp.                                         908,306
            25,506  CenterPoint Energy, Inc.                             422,889
            18,248  CMS Energy Corp.(1)                                  304,742
            20,975  Consolidated Edison, Inc.                          1,008,268
            29,104  Dominion Resources Inc.                            2,440,080
            14,438  DTE Energy Company                                   698,944
           103,495  Duke Energy Corp.                                  3,437,070
            14,214  KeySpan Corporation                                  585,333
            22,484  NiSource Inc.                                        541,864
            28,658  PG&E Corp.                                         1,356,383
            20,617  Public Service Enterprise
                    Group Inc.                                         1,368,556
            21,486  Sempra Energy                                      1,202,571
            17,215  TECO Energy, Inc.                                    296,614
            33,323  XCEL Energy Inc.                                     768,428
                                                                 ---------------
                                                                      15,340,048
                                                                 ---------------
MULTILINE RETAIL - 1.2%
             9,404  Big Lots Inc.(1)                                     215,540
             5,073  Dillard's Inc. Cl A                                  177,403
            25,600  Dollar General Corp.                                 411,136
            12,782  Family Dollar Stores, Inc.                           374,896
            44,297  Federated Department Stores, Inc.                  1,689,045
            18,762  J.C. Penney Co. Inc.                               1,451,428
            27,250  Kohl's Corp.(1)                                    1,864,718
            18,659  Nordstrom, Inc.                                      920,635
             6,973  Sears Holdings Corp.(1)                            1,170,976
            70,922  Target Corp.                                       4,046,099
                                                                 ---------------
                                                                      12,321,876
                                                                 ---------------

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
OFFICE ELECTRONICS - 0.1%
            81,342  Xerox Corp.(1)                                     1,378,747
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 8.0%
            37,837  Anadarko Petroleum Corp.                           1,646,666
            27,107  Apache Corp.                                       1,802,887
            33,988  Chesapeake Energy Corp.                              987,351
           181,046  Chevron Corp.                                     13,312,312
           135,964  ConocoPhillips                                     9,782,610
            14,998  Consol Energy Inc.                                   481,886
            36,382  Devon Energy Corporation                           2,440,505
            57,508  El Paso Corp.                                        878,722
            19,952  EOG Resources Inc.                                 1,246,002
           483,176  Exxon Mobil Corp.                                 37,025,777
            22,141  Hess Corp.                                         1,097,529
             8,763  Kinder Morgan, Inc.                                  926,687
            29,566  Marathon Oil Corp.                                 2,734,855
            15,254  Murphy Oil Corp.                                     775,666
            71,011  Occidental Petroleum Corp.                         3,467,467
            21,756  Peabody Energy Corp.                                 879,160
            10,867  Sunoco, Inc.                                         677,666
            50,579  Valero Energy Corp.                                2,587,622
            48,968  Williams Companies, Inc. (The)                     1,279,044
            29,905  XTO Energy Inc.                                    1,407,030
                                                                 ---------------
                                                                      85,437,444
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.3%
            37,984  International Paper Company                        1,295,254
            14,695  MeadWestvaco Corp.                                   441,732
            20,149  Weyerhaeuser Co.                                   1,423,527
                                                                 ---------------
                                                                       3,160,513
                                                                 ---------------
PERSONAL PRODUCTS - 0.2%
            36,773  Avon Products, Inc.                                1,214,980
            10,479  Estee Lauder Companies, Inc.
                    Cl A                                                 427,753
                                                                 ---------------
                                                                       1,642,733
                                                                 ---------------
PHARMACEUTICALS - 6.2%
           126,701  Abbott Laboratories                                6,171,606
            12,611  Allergan, Inc.                                     1,510,041
             8,751  Barr Pharmaceuticals Inc.(1)                         438,600
           162,188  Bristol-Myers Squibb Co.                           4,268,788
            81,339  Eli Lilly and Company                              4,237,762
            25,985  Forest Laboratories, Inc.(1)                       1,314,841

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           240,653  Johnson & Johnson                                 15,887,910
            19,893  King Pharmaceuticals, Inc.(1)                        316,697
           179,297  Merck & Co., Inc.                                  7,817,349
            17,256  Mylan Laboratories Inc.                              344,430
           598,556  Pfizer Inc.                                       15,502,600
           122,192  Schering-Plough Corp.                              2,888,619
             8,425  Watson Pharmaceuticals, Inc.(1)                      219,303
           111,150  Wyeth                                              5,659,758
                                                                 ---------------
                                                                      66,578,304
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 1.1%
             7,980  Apartment Investment and
                    Management Co. Cl A                                  447,040
            17,845  Archstone-Smith Trust                              1,038,757
             9,552  Boston Properties Inc.                             1,068,678
            29,336  Equity Office Properties Trust                     1,413,114
            23,921  Equity Residential                                 1,213,991
            18,412  Kimco Realty Corporation                             827,619
            14,970  Plum Creek Timber Co. Inc.                           596,555
            20,262  ProLogis                                           1,231,322
            10,019  Public Storage Inc.                                  976,853
            18,144  Simon Property Group, Inc.                         1,837,805
            10,577  Vornado Realty Trust                               1,285,106
                                                                 ---------------
                                                                      11,936,840
                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
            15,087  CB Richard Ellis Group, Inc.
                    Cl A(1)                                              500,888
            17,511  Realogy Corp.(1)                                     530,934
                                                                 ---------------
                                                                       1,031,822
                                                                 ---------------
ROAD & RAIL - 0.7%
            29,998  Burlington Northern
                    Santa Fe Corp.                                     2,214,153
            36,266  CSX Corporation                                    1,248,638
            31,781  Norfolk Southern Corp.                             1,598,266
             4,995  Ryder System, Inc.                                   255,045
            22,138  Union Pacific Corp.                                2,037,139
                                                                 ---------------
                                                                       7,353,241
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
            44,592  Advanced Micro Devices, Inc.(1)                      907,447
            29,108  Altera Corp.(1)                                      572,845
            29,307  Analog Devices, Inc.                                 963,321
           114,406  Applied Materials, Inc.                            2,110,791
            38,393  Broadcom Corp. Cl A(1)                             1,240,478
           476,454  Intel Corp.                                        9,648,194

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            16,255  KLA-Tencor Corp.                                     808,686
            24,933  Linear Technology Corp.                              755,969
            32,251  LSI Logic Corp.(1)                                   290,259
            26,142  Maxim Integrated Products, Inc.                      800,468
            61,456  Micron Technology, Inc.(1)                           857,926
            25,302  National Semiconductor Corp.                         574,355
            10,041  Novellus Systems, Inc.(1)                            345,611
            29,093  NVIDIA Corp.(1)                                    1,076,732
            17,206  PMC-Sierra, Inc.(1)                                  115,452
            16,340  Teradyne, Inc.(1)                                    244,446
           124,537  Texas Instruments Inc.                             3,586,666
            27,973  Xilinx, Inc.                                         666,037
                                                                 ---------------
                                                                      25,565,683
                                                                 ---------------
SOFTWARE - 3.4%
            48,277  Adobe Systems Inc.(1)                              1,985,150
            18,811  Autodesk, Inc.(1)                                    761,093
            17,548  BMC Software Inc.(1)                                 565,046
            33,826  CA, Inc.                                             766,159
            14,885  Citrix Systems, Inc.(1)                              402,639
            31,510  Compuware Corp.(1)                                   262,478
            25,273  Electronic Arts Inc.(1)                            1,272,748
            28,336  Intuit Inc.(1)                                       864,531
           715,204  Microsoft Corporation                             21,355,992
            29,331  Novell, Inc.(1)                                      181,852
           331,768  Oracle Corp.(1)                                    5,686,504
            80,134  Symantec Corp.(1)                                  1,670,794
                                                                 ---------------
                                                                      35,774,986
                                                                 ---------------
SPECIALTY RETAIL - 2.0%
            12,096  AutoNation, Inc.(1)                                  257,887
             4,284  AutoZone, Inc.(1)                                    495,059
            23,178  Bed Bath & Beyond Inc.(1)                            883,082
            33,360  Best Buy Co., Inc.                                 1,640,978
            11,277  Circuit City Stores Inc.                             214,037
            43,229  Gap, Inc. (The)                                      842,966
           169,852  Home Depot, Inc. (The)                             6,821,256
            28,368  Limited Brands, Inc.                                 820,970
           125,547  Lowe's Companies, Inc.                             3,910,789
            23,804  Office Depot, Inc.(1)                                908,599
             5,908  OfficeMax Inc.                                       293,332
            11,160  RadioShack Corp.                                     187,265
             9,181  Sherwin-Williams Co.                                 583,728
            59,479  Staples, Inc.                                      1,588,089
            11,735  Tiffany & Co.                                        460,481

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            37,604  TJX Companies, Inc. (The)                          1,070,962
                                                                 ---------------
                                                                      20,979,480
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
            30,708  Coach Inc.(1)                                      1,319,216
             9,353  Jones Apparel Group, Inc.                            312,671
             8,632  Liz Claiborne, Inc.                                  375,147
            15,698  NIKE, Inc. Cl B                                    1,554,572
             7,267  VF Corp.                                             596,475
                                                                 ---------------
                                                                       4,158,081
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.5%
            51,057  Countrywide Financial Corporation                  2,167,370
            80,445  Fannie Mae                                         4,777,628
            57,140  Freddie Mac                                        3,879,806
             7,091  MGIC Investment Corp.                                443,471
            29,223  Sovereign Bancorp Inc.                               741,972
            79,193  Washington Mutual, Inc.                            3,602,490
                                                                 ---------------
                                                                      15,612,737
                                                                 ---------------
TOBACCO - 1.6%
           173,230  Altria Group Inc.                                 14,866,599
            13,966  Reynolds American Inc.                               914,553
            13,282  UST Inc.                                             773,012
                                                                 ---------------
                                                                      16,554,164
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS(3)
             6,286  Grainger (W.W.), Inc.                                439,643
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
            30,008  ALLTEL Corp.                                       1,814,884
           242,166  Sprint Nextel Corp.                                4,574,516
                                                                 ---------------
                                                                       6,389,400
                                                                 ---------------
TOTAL COMMON STOCKS                                                1,052,849,554
(Cost $757,330,128)                                              ---------------

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS
SEGREGATED FOR FUTURES CONTRACTS(3) - 1.7%
       $16,400,000  FHLB Discount Notes,
                    4.80%, 1/2/07(4)                                  16,400,000
           800,000  U.S. Treasury Bills,
                    4.83%, 3/22/07(4)                                    791,576
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS
SEGREGATED FOR FUTURES CONTRACTS                                      17,191,576
(Cost $17,189,226)                                               ---------------

TOTAL INVESTMENT SECURITIES - 101.3%                               1,070,041,130
(Cost $774,519,354)                                              ---------------

OTHER ASSETS AND LIABILITIES - (1.3)%                               (13,594,061)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,056,447,069
                                                                 ===============

FUTURES CONTRACTS

                                Expiration      Underlying Face      Unrealized
Contracts Purchased                Date         Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
227 S&P 500 E-Mini Futures      March 2007        $16,221,988          $9,840
                                               =================================

NOTES TO SCHEDULE OF INVESTMENTS
FHLB = Federal Home Loan Bank
(1) Non-income producing.
(2) Industry is less than 0.05% of total net assets.
(3) Security, or a portion thereof, has been segregated at the custodian bank or with the broker as initial margin on futures contracts.
(4) The rate indicated is the yield to maturity at purchase.

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 814,265,435
                                                                 ===============
Gross tax appreciation of investments                             $ 298,561,328
Gross tax depreciation of investments                               (42,785,633)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $ 255,775,695
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
REAL ESTATE FUND
DECEMBER 31, 2006
[american century investments logo and text logo]

REAL ESTATE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCKS - 96.0%
DIVERSIFIED REIT'S - 6.6%
         3,914,900  Huntingdon Real Estate
                    Investment Trust(1)                            $   7,729,651
         1,065,500  Spirit Finance Corp.                              13,286,785
         1,033,000  Vornado Realty Trust                             125,509,500
                                                                 ---------------
                                                                     146,525,936
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.9%
           685,451  InterContinental Hotels
                    Group plc ADR                                     17,307,638
         1,032,515  InterContinental Hotels
                    Group plc ORD                                     25,522,525
                                                                 ---------------
                                                                      42,830,163
                                                                 ---------------
INDUSTRIAL REIT'S - 10.0%
           356,976  AMB Property Corp.                                20,922,363
         2,930,700  DCT Industrial Trust Inc.                         34,582,260
           449,200  First Potomac Realty Trust                        13,076,212
         2,532,910  ProLogis                                         153,924,941
                                                                 ---------------
                                                                     222,505,776
                                                                 ---------------
OFFICE REIT'S - 16.0%
           726,500  Alexandria Real Estate
                    Equities Inc.                                     72,940,600
           871,500  Boston Properties Inc.                            97,503,420
         1,879,484  Brandywine Realty Trust                           62,492,843
           630,600  Digital Realty Trust Inc.                         21,585,438
           263,187  Mission West Properties                            3,447,750
           734,800  SL Green Realty Corp.                             97,566,744
                                                                 ---------------
                                                                     355,536,795
                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
           450,300  British Land Co. plc ADR                          15,422,775
                                                                 ---------------
RESIDENTIAL REIT'S - 20.9%
         1,567,140  Apartment Investment and
                    Management Co. Cl A                               87,791,183
         2,290,565  Archstone-Smith Trust                            133,333,788
         1,000,500  Education Realty Trust, Inc.                      14,777,385
         1,210,100  Equity Lifestyle Properties, Inc.(1)              65,865,743
         1,672,395  GMH Communities Trust                             16,974,809
           932,000  Home Properties, Inc.                             55,239,640
         1,551,300  Post Properties, Inc.                             70,894,410
           669,900  United Dominion Realty Trust Inc.                 21,296,121
                                                                 ---------------
                                                                     466,173,079
                                                                 ---------------
RETAIL REIT'S - 20.8%
         1,794,700  CBL & Associates Properties, Inc.                 77,800,245
         1,335,510  General Growth Properties, Inc.                   69,753,687
           479,500  Kimco Realty Corporation                          21,553,525
         7,686,300  Link Real Estate Investment
                    Trust (The) ORD                                   15,810,857
           696,400  National Retail Properties, Inc.                  15,982,380
           792,776  Pennsylvania Real Estate
                    Investment Trust                                  31,219,519

REAL ESTATE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

         2,155,888  Simon Property Group, Inc.                       218,369,896
           234,300  Weingarten Realty Investors                       10,803,573
                                                                 ---------------
                                                                     461,293,682
                                                                 ---------------
SPECIALIZED REIT'S - 16.5%
           437,000  Cogdell Spencer Inc.(1)                            9,395,500
         1,098,200  Extra Space Storage Inc.                          20,053,132
           697,500  Global Signal Inc.                                36,737,325
         1,040,000  Hospitality Properties Trust                      49,431,200
         3,017,740  Host Hotels & Resorts Inc.                        74,085,517
         1,765,900  Innkeepers USA Trust                              27,371,450
           983,900  LaSalle Hotel Properties                          45,111,815
           570,200  Nationwide Health Properties Inc.                 17,231,444
         2,319,400  Strategic Hotels & Resorts, Inc.                  50,539,726
         1,407,100  Sunstone Hotel Investors, Inc.                    37,611,783
                                                                 ---------------
                                                                     367,568,892
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 2.6%
         1,117,400  Crown Castle International Corp.(2)               36,092,019
           766,700  SBA Communications Corp. Cl A(2)                  21,084,250
                                                                 ---------------
                                                                      57,176,269
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,135,033,367
(Cost $1,821,558,220)                                            ---------------

TEMPORARY CASH INVESTMENTS - 3.4%
Repurchase Agreement, Morgan Stanley Group, Inc.,
(collateralized by various U.S. Treasury obligations,
7.625% - 7.875%, 2/15/21 - 2/15/25, valued at
$76,141,705), in a joint trading account at 4.80%,
dated 12/29/06, due 1/2/07
(Delivery value $74,739,840)                                          74,700,000
(Cost $74,700,000)                                               ---------------

TOTAL INVESTMENT SECURITIES - 99.4%                                2,209,733,367
                                                                 ---------------
(Cost $1,896,258,220)

OTHER ASSETS AND LIABILITIES - 0.6%                                   12,783,426
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $2,222,516,793
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(2) Non-income producing.

REAL ESTATE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act.  A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2006 follows:

                                                                           DECEMBER 31, 2006
               SHARE
              BALANCE     PURCHASE       SALES     REALIZED     DIVIDEND     SHARE      MARKET
COMPANY       3/31/06       COST         COST     GAIN (LOSS)    INCOME     BALANCE     VALUE

Cogdell
Spencer Inc.   437,000            -            -          -   $  458,850    437,000  $ 9,395,500

Equity
Lifestyle
Properties,
Inc.           268,300  $52,230,457  $10,565,987   $682,428      228,465  1,210,100   65,865,743

Huntingdon
Real Estate
Investment
Trust        2,264,800    3,162,417            -          -      563,231  3,914,900    7,729,651
                       -------------------------------------------------------------------------
                        $55,392,874  $10,565,987   $682,428   $1,250,546             $82,990,894
                       =========================================================================

2. FEDERAL TAX INFORMATION

As of December 31, 2006, the components of investments for federal income tax purposes were as follows:
Federal tax cost of investments                                  $1,901,314,167
                                                                 ===============
Gross tax appreciation of investments                            $  318,496,499
Gross tax depreciation of investments                               (10,077,299)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  308,419,200
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT LARGE COMPANY VALUE FUND
DECEMBER 31, 2006
[american century investments logo and text logo]

NT LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 95.1%
AEROSPACE & DEFENSE - 0.8%
             8,500  Northrop Grumman Corp.                         $     575,450
                                                                 ---------------
BEVERAGES - 1.9%
            16,400  Coca-Cola Company (The)                              791,300
            16,800  Pepsi Bottling Group Inc.                            519,288
                                                                 ---------------
                                                                       1,310,588
                                                                 ---------------
CAPITAL MARKETS - 4.1%
            17,000  Bank of New York Co., Inc. (The)                     669,290
            11,800  Merrill Lynch & Co., Inc.                          1,098,580
            13,400  Morgan Stanley                                     1,091,162
                                                                 ---------------
                                                                       2,859,032
                                                                 ---------------
CHEMICALS - 2.0%
            13,300  du Pont (E.I.) de Nemours & Co.                      647,843
            11,100  PPG Industries, Inc.                                 712,731
                                                                 ---------------
                                                                       1,360,574
                                                                 ---------------
COMMERCIAL BANKS - 6.4%
            12,100  National City Corp.                                  442,376
             6,300  PNC Financial Services Group                         466,452
            26,700  U.S. Bancorp                                         966,273
            19,200  Wachovia Corp.                                     1,093,440
            41,000  Wells Fargo & Co.                                  1,457,960
                                                                 ---------------
                                                                       4,426,501
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.2%
            12,700  R.R. Donnelley & Sons Company                        451,358
             9,800  Waste Management, Inc.                               360,346
                                                                 ---------------
                                                                         811,704
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.4%
            23,800  Hewlett-Packard Co.                                  980,322
                                                                 ---------------
DIVERSIFIED - 3.3%
            16,100  Standard and Poor's 500
                    Depositary Receipt                                 2,281,692
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.5%
            16,000  H & R Block, Inc.                                    368,640
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 10.5%
            42,800  Bank of America Corp.                              2,285,092

NT LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

            59,400  Citigroup Inc.                                     3,308,580
            33,700  JPMorgan Chase & Co.                               1,627,710
                                                                 ---------------
                                                                       7,221,382
                                                                 ---------------
ELECTRIC UTILITIES - 2.6%
            16,100  Exelon Corporation                                   996,429
            22,900  PPL Corporation                                      820,736
                                                                 ---------------
                                                                       1,817,165
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.1%
             1,400  National Oilwell Varco, Inc.(1)                       85,652
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.0%
            31,300  Kroger Co. (The)                                     722,091
            13,600  Wal-Mart Stores, Inc.                                628,048
                                                                 ---------------
                                                                       1,350,139
                                                                 ---------------
FOOD PRODUCTS - 1.1%
            28,300  Unilever N.V. New York Shares                        771,175
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.3%
             3,600  Quest Diagnostics Inc.                               190,800
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.0%
            15,600  McDonald's Corporation                               691,548
                                                                 ---------------
HOUSEHOLD DURABLES - 0.6%
            14,600  Newell Rubbermaid Inc.                               422,670
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.6%
            26,100  General Electric Co.                                 971,181
            26,400  Tyco International Ltd.                              802,560
                                                                 ---------------
                                                                       1,773,741
                                                                 ---------------
INSURANCE - 5.5%
            14,200  Allstate Corp.                                       924,562
            17,200  American International Group, Inc.                 1,232,552
             8,500  Hartford Financial Services
                    Group Inc. (The)                                     793,135
            13,200  Marsh & McLennan
                    Companies, Inc.                                      404,712
             6,700  Torchmark Corp.                                      427,192
                                                                 ---------------
                                                                       3,782,153
                                                                 ---------------

NT LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES - 4.2%
            35,900  AT&T Inc.                                          1,283,425
            15,100  BellSouth Corp.                                      711,361
            24,000  Verizon Communications Inc.                          893,760
                                                                 ---------------
                                                                       2,888,546
                                                                 ---------------
IT SERVICES - 1.8%
             7,100  Fiserv, Inc.(1)                                      372,182
             8,900  International Business
                    Machines Corp.                                       864,635
                                                                 ---------------
                                                                       1,236,817
                                                                 ---------------
MACHINERY - 2.9%
             5,300  Deere & Co.                                          503,871
             9,700  Dover Corp.                                          475,494
            14,600  Ingersoll-Rand Company Cl A                          571,298
             5,500  Parker-Hannifin Corp.                                422,840
                                                                 ---------------
                                                                       1,973,503
                                                                 ---------------
MEDIA - 3.8%
            13,300  Gannett Co., Inc.                                    804,118
            58,600  Time Warner Inc.                                   1,276,308
            13,400  Viacom Inc. Cl B(1)                                  549,802
                                                                 ---------------
                                                                       2,630,228
                                                                 ---------------
METALS & MINING - 0.4%
             5,000  Nucor Corp.                                          273,300
MULTI-UTILITIES - 0.6%
            17,000  NiSource Inc.                                        409,700
                                                                 ---------------
                                                                 ---------------
MULTILINE RETAIL - 0.7%
            32,200  Dollar General Corp.                                 517,132
                                                                 ---------------
OFFICE ELECTRONICS - 0.6%
            25,200  Xerox Corp.(1)                                       427,140
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 13.2%
             5,200  Anadarko Petroleum Corp.                             226,304
            28,000  Chevron Corp.                                      2,058,840
            20,000  ConocoPhillips                                     1,439,000
             4,600  Devon Energy Corporation                             308,568
            42,800  Exxon Mobil Corp.                                  3,279,764
            26,300  Royal Dutch Shell plc ADR                          1,861,777
                                                                 ---------------
                                                                       9,174,253
                                                                 ---------------

NT LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS - 1.2%
            12,100  Weyerhaeuser Co.                                     854,865
                                                                 ---------------
PHARMACEUTICALS - 6.8%
            20,100  Abbott Laboratories                                  979,071
            14,600  Johnson & Johnson                                    963,892
            10,900  Merck & Co., Inc.                                    475,240
            51,000  Pfizer Inc.                                        1,320,900
            18,500  Wyeth                                                942,020
                                                                 ---------------
                                                                       4,681,123
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
             3,700  Applied Materials, Inc.                               68,265
            19,200  Intel Corp.                                          388,800
                                                                 ---------------
                                                                         457,065
                                                                 ---------------
SOFTWARE - 2.2%
            37,000  Microsoft Corporation                              1,104,820
            22,800  Oracle Corp.(1)                                      390,792
                                                                 ---------------
                                                                       1,495,612
                                                                 ---------------
SPECIALTY RETAIL - 1.4%
            20,200  Gap, Inc. (The)                                      393,900
            13,700  Home Depot, Inc. (The)                               550,192
                                                                 ---------------
                                                                         944,092
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.3%
            10,700  Liz Claiborne, Inc.                                  465,022
             5,600  VF Corp.                                             459,648
                                                                 ---------------
                                                                         924,670
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 4.5%
            27,300  Freddie Mac                                        1,853,670
             6,000  MGIC Investment Corp.                                375,240
            19,000  Washington Mutual, Inc.                              864,310
                                                                 ---------------
                                                                       3,093,220
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.9%
            31,400  Sprint Nextel Corp.                                  593,146
                                                                 ---------------
TOTAL COMMON STOCKS                                                   65,655,340
(Cost $58,926,066)                                               ---------------

NT LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 4.9%
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 7.625% - 7.875%, 2/15/21 - 2/15/25,
valued at $3,465,620), in a joint trading account
at 4.80%, dated 12/29/06, due 1/2/07
(Delivery value $3,401,813)                                            3,400,000
                                                                 ---------------
(Cost $3,400,000)

TOTAL INVESTMENT SECURITIES - 100.0%                                  69,055,340
(COST $62,326,066)                                               ---------------

OTHER ASSETS AND LIABILITIES(2)                                           24,358
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  69,079,698
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1)  Non-income producing.
(2)  Category is less than 0.05% of total net assets.

NT LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $  62,331,462
                                                                 ===============
Gross tax appreciation of investments                             $   6,956,854
Gross tax depreciation of investments                                  (232,976)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $   6,723,878
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT MID CAP VALUE FUND
DECEMBER 31, 2006
[american century investments logo and text logo]

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 94.8%
AEROSPACE & DEFENSE - 1.3%
             3,798  Honeywell International Inc.                   $     171,822
             3,280  Northrop Grumman Corp.                               222,056
                                                                 ---------------
                                                                         393,878
                                                                 ---------------
AIRLINES - 0.8%
            15,205  Southwest Airlines Co.                               232,941
                                                                 ---------------
AUTO COMPONENTS - 0.4%
             1,837  BorgWarner Inc.                                      108,420
                                                                 ---------------
AUTOMOBILES - 0.2%
             1,431  Winnebago Industries                                  47,094
                                                                 ---------------
BEVERAGES - 4.3%
             9,223  Anheuser-Busch Companies, Inc.                       453,772
            31,300  Coca-Cola Enterprises Inc.                           639,145
             7,682  Pepsi Bottling Group Inc.                            237,451
                                                                 ---------------
                                                                       1,330,368
                                                                 ---------------
BUILDING PRODUCTS - 0.6%
             6,256  Masco Corp.                                          186,867
                                                                 ---------------
CAPITAL MARKETS - 0.5%
             2,705  Nuveen Investments Inc. Cl A                         140,335
                                                                 ---------------
CHEMICALS - 2.7%
               753  du Pont (E.I.) de Nemours & Co.                       36,679
               437  International Flavors &
                    Fragrances Inc.                                       21,483
             8,735  Minerals Technologies Inc.                           513,530
             4,054  Nalco Holding Co.(1)                                  82,945
             4,714  Olin Corp.                                            77,875
             1,990  Rohm and Haas Co.                                    101,729
                                                                 ---------------
                                                                         834,241
                                                                 ---------------
COMMERCIAL BANKS - 6.6%
             5,363  BB&T Corporation                                     235,597
             1,949  Commerce Bancshares, Inc.                             94,351
            15,058  Fifth Third Bancorp                                  616,323
             4,111  Marshall & Ilsley Corp.                              197,780
             7,613  South Financial Group Inc. (The)                     202,430
             6,021  SunTrust Banks, Inc.                                 508,473

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

             2,568  Zions Bancorporation                                 211,706
                                                                 ---------------
                                                                       2,066,660
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.7%
            14,909  ARAMARK Corp. Cl B                                   498,706
             3,169  Pitney Bowes, Inc.                                   146,376
            11,930  Republic Services, Inc. Cl A                         485,193
                                                                 ---------------
                                                                       1,130,275
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.3%
             1,844  Diebold, Inc.                                         85,930
                                                                 ---------------
CONTAINERS & PACKAGING - 1.1%
             2,760  AptarGroup, Inc.                                     162,950
             5,066  Bemis Co., Inc.                                      172,143
                                                                 ---------------
                                                                         335,093
                                                                 ---------------
DISTRIBUTORS - 1.0%
             6,222  Genuine Parts Company                                295,109
                                                                 ---------------
DIVERSIFIED - 1.9%
             7,465  iShares S&P MidCap 400
                    Index Fund                                           598,693
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.3%
             3,425  Genesis Lease Ltd. ADR(1)                             80,488
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
            26,383  Iowa Telecommunications
                    Services Inc.                                        520,009
                                                                 ---------------
ELECTRIC UTILITIES - 1.7%
            19,727  Portland General Electric Co.                        537,561
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.4%
            11,035  Hubbell Inc. Cl A                                    491,058
             5,748  Hubbell Inc. Cl B                                    259,867
                                                                 ---------------
                                                                         750,925
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.0%
             8,202  CPI International Inc.(1)                            123,030
             9,292  Littelfuse, Inc.(1)                                  296,229
            14,602  Vishay Intertechnology, Inc.(1)                      197,711
                                                                 ---------------
                                                                         616,970
                                                                 ---------------

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

FOOD PRODUCTS - 5.4%
             2,047  ConAgra Foods, Inc.                                   55,269
            19,205  Diamond Foods Inc.                                   365,087
             4,012  General Mills, Inc.                                  231,091
            14,084  H.J. Heinz Co.                                       633,921
            16,058  Maple Leaf Foods Inc. ORD                            170,105
             7,508  Unilever N.V. New York Shares                        204,593
                                                                 ---------------
                                                                       1,660,066
                                                                 ---------------
GAS UTILITIES - 1.3%
            12,709  WGL Holdings Inc.                                    414,059
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 6.0%
            12,685  Beckman Coulter, Inc.                                758,563
             3,029  Dade Behring Holdings Inc.                           120,584
            10,486  National Dentex Corp.(1)                             183,505
             5,484  Steris Corp.                                         138,032
            47,314  Symmetry Medical Inc.(1)                             654,353
                                                                 ---------------
                                                                       1,855,037
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.8%
            14,729  Health Management
                    Associates, Inc. Cl A                                310,929
             4,519  Universal Health
                    Services, Inc. Cl B                                  250,488
                                                                 ---------------
                                                                         561,417
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 5.3%
             8,773  International Speedway Corp.                         447,774
            11,407  OSI Restaurant Partners, Inc.                        447,154
            19,125  Speedway Motorsports Inc.                            734,400
                                                                 ---------------
                                                                       1,629,328
                                                                 ---------------
HOUSEHOLD DURABLES - 1.4%
             2,392  Hunter Douglas N.V. ORD                              192,252
             2,690  Whirlpool Corp.                                      223,323
                                                                 ---------------
                                                                         415,575
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.6%
             1,464  Clorox Company                                        93,916
            10,259  Kimberly-Clark Corp.                                 697,099
                                                                 ---------------
                                                                         791,015
                                                                 ---------------
INSURANCE - 5.8%
             3,069  Ambac Financial Group, Inc.                          273,356
             6,379  Aspen Insurance Holdings Ltd.                        168,150
             4,465  Chubb Corp.                                          236,243
               919  Gallagher (Arthur J.) & Co.                           27,156

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

             9,126  Genworth Financial Inc. Cl A                         312,201
             1,897  Hartford Financial Services
                    Group Inc. (The)                                     177,009
             3,490  Horace Mann Educators Corp.                           70,498
             9,603  Marsh & McLennan Companies, Inc.                     294,428
            16,078  RAM Holdings Ltd.(1)                                 229,755
                                                                 ---------------
                                                                       1,788,796
                                                                 ---------------
INTEGRATED TELECOMMUNICATION SERVICES - 2.2%
            16,215  Commonwealth Telephone
                    Enterprises, Inc.                                    678,760
                                                                 ---------------
IT SERVICES - 1.0%
             2,769  DST Systems, Inc.(1)                                 173,423
             8,714  NCI Inc. Cl A(1)                                     133,237
                                                                 ---------------
                                                                         306,660
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.0%
             8,443  Arctic Cat Inc.                                      148,512
             5,943  Hasbro, Inc.                                         161,947
                                                                 ---------------
                                                                         310,459
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.6%
             3,049  Invitrogen Corp.(1)                                  172,543
                                                                 ---------------
MACHINERY - 0.8%
            18,577  Altra Holdings Inc.(1)                               261,007
                                                                 ---------------
METALS & MINING - 0.9%
             1,329  Compass Minerals International Inc.                   41,943
             5,128  Newmont Mining Corporation                           231,529
                                                                 ---------------
                                                                         273,472
                                                                 ---------------
MULTILINE RETAIL - 1.4%
            26,480  Dollar General Corp.                                 425,269
                                                                 ---------------
MULTI-UTILITIES - 6.2%
             9,201  Ameren Corp.                                         494,370
             2,421  Consolidated Edison, Inc.                            116,377
            34,157  Puget Energy Inc.                                    866,222
             4,259  Wisconsin Energy Corp.                               202,132
            10,301  XCEL Energy Inc.                                     237,541
                                                                 ---------------
                                                                       1,916,642
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.6%
             2,591  Apache Corp.                                         172,327
            19,389  Equitable Resources Inc.                             809,492

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

             5,818  Murphy Oil Corp.                                     295,845
             3,785  St. Mary Land & Exploration Co.                      139,439
                                                                 ---------------
                                                                       1,417,103
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.4%
             6,868  MeadWestvaco Corp.                                   206,452
             3,292  Weyerhaeuser Co.                                     232,580
                                                                 ---------------
                                                                         439,032
                                                                 ---------------
PHARMACEUTICALS - 1.0%
            11,588  Watson Pharmaceuticals, Inc.(1)                      301,636
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 1.8%
             9,984  Annaly Capital Management Inc.                       138,877
             8,458  DCT Industrial Trust Inc.                             99,804
            15,737  Education Realty Trust, Inc.                         232,436
             1,843  Rayonier, Inc.                                        75,655
                                                                 ---------------
                                                                         546,772
                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
             4,411  British Land Co. plc ORD                             148,087
                                                                 ---------------
ROAD & RAIL - 0.4%
             8,110  Heartland Express, Inc.                              121,812
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.1%
             8,818  Applied Materials, Inc.                              162,692
            11,462  Teradyne, Inc.(1)                                    171,472
                                                                 ---------------
                                                                         334,164
                                                                 ---------------
SOFTWARE - 0.2%
             2,061  Synopsys, Inc.(1)                                     55,091
                                                                 ---------------
SPECIALTY RETAIL - 0.6%
             5,504  Lowe's Companies, Inc.                               171,450
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 5.0%
             7,988  Freddie Mac                                          542,385
             9,878  MGIC Investment Corp.                                617,770
            16,356  Washington Federal, Inc.                             384,857
                                                                 ---------------
                                                                       1,545,012
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.7%
             3,285  Grainger (W.W.), Inc.                                229,753
                                                                 ---------------

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE - 0.3%
             6,328  Aegean Marine Petroleum
                    Network Inc.(1)                                      103,779
                                                                 ---------------
TOTAL COMMON STOCKS                                                   29,165,653
(Cost $27,296,801)                                               ---------------

TEMPORARY CASH INVESTMENTS - 4.9%
Repurchase Agreement, Morgan Stanley Group, Inc.,
(collateralized by various U.S. Treasury obligations,
7.625% - 7.875%, 2/15/21 - 2/15/25, valued at
$1,528,950), in a joint trading account at 4.80%,
dated 12/29/06, due 1/2/07
(Delivery value $1,500,800)                                            1,500,000
                                                                 ---------------
(Cost $1,500,000)

TOTAL INVESTMENT SECURITIES - 99.7%                                   30,665,653
(COST $28,796,801)                                               ---------------

OTHER ASSETS AND LIABILITIES - 0.3%                                       82,324
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $  30,747,977
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

    Contracts                 Settlement                         Unrealized
     to Sell                     Date               Value        Gain (Loss)
--------------------------------------------------------------------------------
 154,851  CAD for USD          1/31/07            $133,040         $   389
 321,846  Euro for USD         1/31/07             425,344          (2,274)
  62,200  GBP for USD          1/31/07            $121,854         $  (166)
                                            ------------------------------------
                                                  $680,238         $(2,051)
                                            ====================================
(Value on Settlement Date $678,187)

NOTES TO SCHEDULE OF INVESTMENTS
CAD = Canadian Dollar
GBP = British Pound
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $  29,093,739
                                                                 ===============
Gross tax appreciation of investments                             $   1,744,805
Gross tax depreciation of investments                                  (172,891)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $   1,571,914
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

         /s/ William M. Lyons
By:      ----------------------------------------
         Name:   William M. Lyons
         Title:  President

Date:    February 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         /s/ William M. Lyons
By:      ----------------------------------------
         Name:   William M. Lyons
         Title:  President
                 (principal executive officer)

Date:    February 22, 2007

         /s/ Robert J. Leach
By:      ----------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    February 22, 2007